BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(LIBOR USD 3 Month + 3.15%), 7.23%,
04/15/34
(a)(b)
.................... USD 1,000 $ 917,858
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 1.85%), 6.09%,
07/20/34
(a)(b)
.................... 1,000 920,742
AIG CLO LLC
(a)(b)
Series 2018-1A, Class A1R, (LIBOR USD 3
Month + 1.12%), 5.36%, 04/20/32 ... 4,000 3,921,447
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.29%, 04/20/32 ... 1,000 942,418
Series 2021-1A, Class A, (LIBOR USD 3
Month + 1.10%), 5.42%, 04/22/34 ... 3,000 2,915,856
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 07/20/34 ... 500 452,281
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (LIBOR USD 3 Month + 0.99%), 5.23%,
04/20/34
(a)(b)
.................... 4,000 3,882,970
Ajax Mortgage Loan Trust
(b)
Series 2019-E, Class A, 3.00%, 09/25/59
(c)
915 908,601
Series 2019-E, Class B, 4.88%, 09/25/59
(c)
280 276,426
Series 2019-E, Class C, 0.00%, 09/25/59 581 550,084
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (LIBOR USD 3 Month +
2.25%), 6.33%, 04/15/34
(a)(b)
......... 1,000 941,681
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
7.14%, 10/13/30
(a)(b)
............... 1,000 935,643
Apidos CLO XXIX, Series 2018-29A, Class
B, (LIBOR USD 3 Month + 1.90%), 6.26%,
07/25/30
(a)(b)
.................... 1,000 939,467
Apidos CLO XXXVII, Series 2021-37A, Class
A, (LIBOR USD 3 Month + 1.13%), 5.45%,
10/22/34
(a)(b)
.................... 4,200 4,093,915
Ares XXXVII CLO Ltd., Series 2015-4A, Class
BR, (LIBOR USD 3 Month + 1.80%), 5.88%,
10/15/30
(a)(b)
.................... 250 236,553
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1, (LIBOR USD 3 Month + 1.13%), 5.37%,
07/20/34
(a)(b)
.................... 2,000 1,947,639
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 3.15%), 7.83%,
11/20/30
(a)(b)
.................... 1,000 942,615
Battalion CLO 17 Ltd.
(a)(b)
Series 2021-17A, Class C, (LIBOR USD 3
Month + 2.10%), 6.34%, 03/09/34 ... 1,000 915,603
Series 2021-17A, Class D, (LIBOR USD 3
Month + 3.25%), 7.49%, 03/09/34 ... 1,000 879,649
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 4.69%, 06/25/47
(a)
... 3,300 3,121,466
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class BRR, (LIBOR USD 3
Month + 2.15%), 6.39%, 04/20/34
(a)(b)
... 1,250 1,167,500
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.13%, 07/15/34 ... 1,000 923,777
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.23%, 07/15/34 ... 1,000 916,699
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.70%), 5.78%, 07/15/34 ... 2,000 1,917,657
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 6.54%, 10/20/32 ... 1,000 951,489
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.14%), 5.22%, 04/15/34 ... USD 2,810 $ 2,732,869
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (LIBOR USD 3 Month + 1.13%),
5.49%, 10/25/34
(a)(b)
............... 1,250 1,218,376
Cedar Funding XIV CLO Ltd., Series 2021-14A,
Class A, (LIBOR USD 3 Month + 1.10%),
5.18%, 07/15/33
(a)(b)
............... 2,000 1,964,000
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month + 1.50%),
5.58%, 04/17/34
(a)(b)
............... 1,000 953,640
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month + 1.11%),
5.47%, 04/25/33
(a)(b)
............... 2,000 1,967,000
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (LIBOR USD 3
Month + 1.95%), 6.14%, 10/18/30 ... 500 470,532
Series 2013-4A, Class CRR, (LIBOR USD 3
Month + 1.90%), 6.26%, 04/27/31 ... 1,000 949,591
Series 2016-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 5.98%, 10/21/31 ... 1,000 961,734
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 7.78%, 04/23/29 ... 1,000 923,053
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.34%, 04/20/32 ... 1,250 1,184,834
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class DR, (LIBOR USD 3 Month + 3.10%),
7.71%, 08/15/31
(a)(b)
............... 1,000 928,857
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 5.80%,
05/20/34
(a)(b)
.................... 5,000 4,855,295
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 5.93%, 04/15/29
(a)(b)
......... 1,000 941,600
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 6.14%,
01/20/30
(a)(b)
.................... 763 714,579
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3 Month CME Term SOFR + 1.34%),
5.38%, 04/22/35
(a)(b)
............... 3,000 2,924,659
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.15%), 5.39%,
04/20/34
(a)(b)
.................... 2,000 1,949,395
Elmwood CLO V Ltd., Series 2020-2A, Class
AR, (LIBOR USD 3 Month + 1.15%), 5.39%,
10/20/34
(a)(b)
.................... 1,500 1,463,725
Elmwood CLO VIII Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.24%), 5.48%,
01/20/34
(a)(b)
.................... 3,100 3,026,185
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (LIBOR USD 3 Month + 1.70%), 5.94%,
01/20/35
(a)(b)
.................... 3,000 2,863,055
Flatiron CLO 19 Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 5.72%,
11/16/34
(a)(b)
.................... 2,000 1,965,873
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.03%,
07/15/31
(a)(b)
.................... 500 466,917
Generate CLO 6 Ltd., Series 6A, Class A1R,
(LIBOR USD 3 Month + 1.20%), 5.52%,
01/22/35
(a)(b)
.................... 2,950 2,863,355
Generate CLO 9 Ltd., Series 9A, Class D,
(LIBOR USD 3 Month + 3.35%), 7.59%,
10/20/34
(a)(b)
.................... 1,000 861,425

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class A, (LIBOR
USD 3 Month + 1.10%), 5.34%, 07/20/34
(a)(b)
USD 1,510 $ 1,472,068
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.39%, 10/20/32
(a)(b)
... 1,000 928,702
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (LIBOR USD 3 Month
+ 1.32%), 5.56%, 01/20/34
(a)(b)
........ 1,625 1,578,497
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class A1, (LIBOR USD 3 Month
+ 1.44%), 5.68%, 01/20/34
(a)(b)
........ 3,000 2,940,491
Golub Capital Partners CLO 53B Ltd.
(a)(b)
Series 2021-53A, Class B, (LIBOR USD 3
Month + 1.80%), 6.04%, 07/20/34 ... 1,500 1,444,381
Series 2021-53A, Class C, (LIBOR USD 3
Month + 2.05%), 6.29%, 07/20/34 ... 1,000 927,666
Greene King Finance plc, Series B1,  (Sterling
Overnight Index Average + 1.92%), 5.35%,
12/15/34
(a)
..................... GBP 100 91,518
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
6.47%, 07/28/31
(a)(b)
............... USD 1,000 966,107
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.22%), 5.46%,
04/20/34
(a)(b)
.................... 3,000 2,922,463
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
7.14%, 01/20/31
(a)(b)
............... 1,000 923,760
KKR CLO 27 Ltd., Series 27A, Class DR, (3
Month CME Term SOFR + 3.25%), 7.11%,
10/15/32
(a)(b)
.................... 1,000 911,565
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 1,441 1,342,795
Madison Park Funding XLVIII Ltd., Series
2021-48A, Class A, (LIBOR USD 3 Month +
1.15%), 5.38%, 04/19/33
(a)(b)
......... 1,000 983,387
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 5.20%, 07/17/34
(a)(b)
......... 1,500 1,459,744
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 4.53%, 05/25/37
(a)
.... 2,382 2,075,267
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 6.32%, 04/22/29
(a)(b)
......... 1,000 952,190
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (LIBOR USD 3 Month +
2.95%), 7.03%, 07/15/34
(a)(b)
......... 1,150 1,072,155
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 6.28%, 10/17/30
(a)(b)
........ 1,000 952,415
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class C, (LIBOR USD 3
Month + 1.70%), 5.78%, 01/15/30
(a)(b)
... 1,000 943,028
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (LIBOR USD 3
Month + 1.95%), 6.19%, 04/20/31
(a)(b)
... 1,000 943,695
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 6.04%, 07/20/31
(a)(b)
... 1,000 945,892
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3 Month CME
Term SOFR + 1.30%), 5.13%, 04/14/35
(a)(b)
2,000 1,949,381
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP CLO Ltd., Series 2014-5A, Class CR,
(LIBOR USD 3 Month + 2.90%), 7.23%,
04/26/31
(a)(b)
.................... USD 1,000 $ 883,783
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 6.57%, 10/24/30
(a)(b)
........ 1,000 950,964
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 6.11%, 07/25/30
(a)(b)
......... 1,000 933,352
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (LIBOR USD 3 Month +
3.35%), 7.59%, 01/20/35
(a)(b)
......... 1,000 914,787
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 7.28%, 10/15/33
(a)(b)
......... 1,250 1,157,377
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (LIBOR USD 3 Month + 1.13%),
5.32%, 01/18/36
(a)(b)
............... 4,000 3,893,945
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
6.48%, 04/21/34
(a)(b)
............... 1,000 946,159
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (LIBOR USD 3 Month + 1.14%),
5.38%, 07/02/35
(a)(b)
............... 2,580 2,518,141
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
7.39%, 07/20/34
(a)(b)
............... 1,250 1,170,395
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3 Month CME Term SOFR +
1.30%), 5.26%, 02/24/37
(a)(b)
......... 3,250 3,164,432
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
7.19%, 01/20/32
(a)(b)
............... 500 465,116
OHA Loan Funding Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month + 1.15%),
5.38%, 01/19/37
(a)(b)
............... 2,000 1,948,290
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 848 708,162
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 5.23%, 10/17/31 ... 1,900 1,862,547
Series 2015-1A, Class A2R4, (LIBOR USD 3
Month + 1.70%), 6.38%, 05/21/34 ... 2,500 2,381,400
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 7.53%, 05/21/34 ... 1,000 927,244
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 6.65%, 11/14/34 ... 1,000 932,581
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 7.70%, 11/14/34 ... 1,000 922,903
Series 2020-3A, Class A1AR, (LIBOR USD
3 Month + 1.08%), 5.69%, 11/15/31 .. 1,500 1,472,158
Series 2021-2A, Class A, (LIBOR USD 3
Month + 1.15%), 5.23%, 07/15/34 ... 3,000 2,928,235
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 7.03%, 01/15/35 ... 1,000 930,967
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.01%, 04/20/35 2,000 1,880,981
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 8.46%, 05/15/32
(a)(b)
... 1,500 1,277,931
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
6.51%, 10/25/34
(a)(b)
............... 1,000 932,641

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 7
(a)(b)
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.20%), 6.96%, 02/25/34 ... USD 1,000 $ 934,553
Series 2021-7A, Class D, (LIBOR USD 3
Month + 3.40%), 8.16%, 02/25/34 ... 1,000 934,611
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 6.11%,
10/27/34
(a)(b)
.................... 1,500 1,433,539
PPM CLO Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 6.23%,
07/15/31
(a)(b)
.................... 1,000 932,412
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 2,813,309
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 7.08%,
01/15/35
(a)(b)
.................... 1,000 894,907
Recette CLO Ltd., Series 2015-1A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 7.49%,
04/20/34
(a)(b)
.................... 500 448,738
Regatta VI Funding Ltd., Series 2016-1A,
Class AR2, (LIBOR USD 3 Month + 1.16%),
5.40%, 04/20/34
(a)(b)
............... 2,910 2,835,930
Regatta VII Funding Ltd., Series 2016-1A,
Class DR2, (LIBOR USD 3 Month + 3.05%),
7.80%, 06/20/34
(a)(b)
............... 1,500 1,394,238
Regatta XII Funding Ltd., Series 2019-1A,
Class DR, (LIBOR USD 3 Month + 3.10%),
7.18%, 10/15/32
(a)(b)
............... 1,000 932,666
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
6.21%, 10/25/31
(a)(b)
............... 2,000 1,930,988
Regatta XVI Funding Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month + 2.70%),
6.78%, 01/15/33
(a)(b)
............... 1,000 963,572
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (LIBOR USD 3 Month + 1.45%),
5.53%, 01/15/34
(a)(b)
............... 1,100 1,052,297
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
7.29%, 01/20/35
(a)(b)
............... 1,000 933,651
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 7.44%,
01/18/34
(a)(b)
.................... 1,000 927,806
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 2.10%), 6.34%, 04/20/34 ... 1,000 926,545
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 6.44%, 10/20/31 ... 500 469,945
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.00%), 6.24%, 07/20/34 ... 1,000 924,719
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 6.34%, 07/20/34 ... 1,000 920,606
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 7.49%, 07/20/34 ... 1,000 919,528
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 5.23%, 07/15/35
(a)(b)
2,375 2,325,504
Signal Peak CLO 8 Ltd.
(a)(b)
Series 2020-8A, Class A, (LIBOR USD 3
Month + 1.27%), 5.51%, 04/20/33 ... 5,600 5,470,974
Series 2020-8A, Class B, (LIBOR USD 3
Month + 1.65%), 5.89%, 04/20/33 ... 2,500 2,387,080
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
5.48%, 01/20/34
(a)(b)
............... 1,000 980,254
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (LIBOR USD 3 Month + 2.30%),
6.66%, 04/25/34
(a)(b)
............... USD 1,000 $ 927,427
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (LIBOR USD 3 Month + 1.95%),
6.19%, 07/20/32
(a)(b)
............... 1,000 941,962
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
7.83%, 01/16/32
(a)(b)
............... 1,750 1,617,292
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (LIBOR USD 3 Month + 1.14%),
5.46%, 10/23/34
(a)(b)
............... 3,000 2,921,339
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 6.29%, 04/20/34 ... 1,000 932,007
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 7.64%, 04/20/34 ... 1,250 1,139,260
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(LIBOR USD 3 Month + 1.12%), 5.20%,
01/15/34
(a)(b)
.................... 2,000 1,958,444
TICP CLO X Ltd., Series 2018-10A, Class B,
(LIBOR USD 3 Month + 1.47%), 5.71%,
04/20/31
(a)(b)
.................... 1,700 1,651,520
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 6.39%, 10/20/31 ... 600 574,721
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 10/20/31 ... 1,050 998,552
TICP CLO XII Ltd., Series 2018-12A, Class
BR, (LIBOR USD 3 Month + 1.65%), 5.73%,
07/15/34
(a)(b)
.................... 2,550 2,439,293
TICP CLO XIV Ltd., Series 2019-14A, Class
A2R, (LIBOR USD 3 Month + 1.65%),
5.89%, 10/20/32
(a)(b)
............... 2,815 2,723,303
TICP CLO XV Ltd., Series 2020-15A, Class
C, (LIBOR USD 3 Month + 2.15%), 6.39%,
04/20/33
(a)(b)
.................... 1,000 952,775
Trimaran CAVU Ltd.
(a)(b)
Series 2022-2A, Class A, (3 Month CME
Term SOFR + 2.50%), 6.85%, 01/20/36 2,500 2,487,294
Series 2022-2A, Class B1, (3 Month CME
Term SOFR + 3.40%), 7.75%, 01/20/36 1,500 1,486,415
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 1.80%), 6.04%,
07/20/30
(a)(b)
.................... 500 466,117
Whitebox CLO I Ltd., Series 2019-1A, Class
ANAR, (LIBOR USD 3 Month + 1.13%),
5.45%, 07/24/32
(a)(b)
............... 1,250 1,223,876
Total Asset-Backed Securities — 14.1%
(Cost: $204,977,164) ............................. 200,632,212
Shares
Shares
Common Stocks
Building Products — 0.0%
AZEK Co., Inc. (The), Class A
(d)
......... 176 3,576
Chemicals — 0.0%
Diversey Holdings Ltd.
(d)
.............. 7,605 32,398
Element Solutions, Inc. ............... 4,875 88,676
121,074
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(d)(e)
............. 1,227 270

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Shares
Shares Value
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(d)
.......... 48,333 $ 15,467
Electrical Equipment — 0.0%
Ardagh Metal Packaging SA (Acquired
08/02/21, cost $276,327)
(d)(f)
......... 28,101 135,166
Hotels, Restaurants & Leisure — 0.0%
NEW Top YK
(d)(e)(g)
.................. 3,743 —
IT Services — 0.0%
(d)
Block, Inc., Class A ................. 548 34,436
Twilio, Inc., Class A ................. 322 15,765
50,201
Machinery — 0.0%
Ameriforge Group, Inc.
(d)
.............. 283 141
Marine — 0.0%
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(d)(e)(f)
............. 1,227 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(d)
.... 7,554 7,932
Metals & Mining — 0.0%
Constellium SE, Class A
(d)
............. 7,929 93,800
Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp. ............ 748 70,589
Professional Services — 0.0%
NMG, Inc.
(d)
....................... 1,905 288,131
Software — 0.0%
(d)
Avaya Holdings Corp. ................ 12 2
Informatica, Inc., Class A .............. 3,023 49,245
49,247
Total Common Stocks — 0.0%
(Cost: $1,163,971) .............................. 835,594
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Boeing Co. (The), 5.15%, 05/01/30 ...... USD 878 856,611
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 513 508,031
7.13%, 06/15/26 ................. 979 949,840
7.88%, 04/15/27 ................. 184 178,475
6.00%, 02/15/28 ................. 655 605,692
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 13 11,684
4.13%, 04/15/29 ................. 136 119,027
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 202 183,341
Rolls-Royce plc
(b)
3.63%, 10/14/25 ................. 499 459,080
5.75%, 10/15/27 ................. 546 520,065
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 24 23,716
9.38%, 11/30/29 ................. 178 187,380
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 1,109 1,125,402
6.25%, 03/15/26
(b)
................ 2,302 2,270,209
6.38%, 06/15/26 ................. 135 131,349
4.63%, 01/15/29 ................. 467 410,619
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... USD 163 $ 165,853
8,706,374
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26
(b)
......... 375 332,150
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 69 65,630
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 480 514,848
5.50%, 04/20/26 ................. 446 429,127
5.75%, 04/20/29 ................. 330 301,865
Cathay Pacific MTN Financing HK Ltd., 4.88%,
08/17/26
(h)
.................... 200 189,975
Delta Air Lines, Inc.
(b)
7.00%, 05/01/25 ................. 270 275,924
4.75%, 10/20/28 ................. 4 3,383
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 223 201,815
Korean Air Lines Co. Ltd., 4.75%, 09/23/25
(h)
200 196,975
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
660 655,917
Singapore Airlines Ltd., 3.00%, 07/20/26
(h)
.. 200 184,466
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 247 247,714
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 38 36,248
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 848 786,033
4.63%, 04/15/29 ................. 200 174,139
4,596,209
Auto Components — 0.6%
Aptiv plc, 4.15%, 05/01/52 ........... 5,200 3,741,489
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 216 216,499
6.25%, 05/15/26 ................. 716 699,892
8.50%, 05/15/27 ................. 2,592 2,531,079
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 78 68,630
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ..................... 193 160,991
Icahn Enterprises LP
6.25%, 05/15/26 ................. 10 9,609
5.25%, 05/15/27 ................. 453 414,767
4.38%, 02/01/29 ................. 376 317,964
8,160,920
Automobiles — 0.5%
Ford Motor Co.
4.35%, 12/08/26 ................. 30 28,450
6.10%, 08/19/32 ................. 108 99,723
General Motors Co., 5.40%, 10/15/29 .... 358 341,638
Hyundai Capital America, 2.38%, 10/15/27
(h)
200 171,107
Kia Corp., 1.75%, 10/16/26
(h)
.......... 600 515,148
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
............... 2,595 2,607,992
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.. 4,175 3,543,204
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(h)
. 200 178,600
7,485,862
Banks — 12.4%
ABQ Finance Ltd., 3.13%, 09/24/24
(h)
..... 350 334,972
Abu Dhabi Commercial Bank PJSC, 3.50%,
03/31/27
(h)
.................... 500 471,937
Agricultural Bank of China Ltd.
(h)
1.25%, 01/19/26 ................. 300 269,742
1.25%, 06/17/26 ................. 200 177,320
Axis Bank Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.32%),
4.10%
(a)(h)(i)
................... 300 258,000

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Credito del Peru SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.45%), 3.25%, 09/30/31
(a)(h)
.... USD 679 $ 595,950
Banco de Credito e Inversiones SA, 3.50%,
10/12/27
(h)
.................... 1,205 1,107,320
Banco General SA, 4.13%, 08/07/27
(h)
.... 1,179 1,113,639
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa
(h)
4.13%, 06/06/24 ................. 653 638,226
4.38%, 04/11/27 ................. 170 160,841
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(h)
............... 1,248 1,134,744
Banco Nacional de Comercio Exterior SNC,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%), 2.72%,
08/11/31
(a)(b)
................... 810 673,971
Bangkok Bank PCL
(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(a)(i)
.................... 497 470,535
4.45%, 09/19/28 ................. 200 191,560
Bank Hapoalim BM, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.16%), 3.26%, 01/21/32
(a)(b)(h)
........ 670 576,200
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(h)
...... 1,280 1,132,800
Bank of America Corp.
(a)
(SOFR 1 Day + 1.33%), 3.38%, 04/02/26 6,200 5,921,240
(SOFR 1 Day + 1.99%), 6.20%, 11/10/28 244 251,923
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30 .................... 850 731,071
(SOFR 1 Day + 1.83%), 4.57%, 04/27/33 17,895 16,368,606
(SOFR 1 Day + 2.16%), 5.02%, 07/22/33 15,164 14,396,579
Bank of China Ltd.
(h)
3.13%, 04/17/24 ................. 200 195,544
1.00%, 11/02/24 ................. 500 464,625
1.40%, 04/28/26 ................. 500 447,625
Bank of Communications Co. Ltd.
(h)
1.20%, 09/10/25 ................. 200 181,458
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%),
3.80%
(a)(i)
.................... 572 546,260
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.40%), 2.30%, 07/08/31
(a)
(h)
......................... 250 225,120
Bank of East Asia Ltd. (The)
(a)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.88%
(i)
..................... 327 300,288
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%),
4.00%, 05/29/30 ............... 250 228,406
Barclays plc
(a)(i)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38% ...................... 390 297,375
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00% ...................... 8,115 7,587,525
BBVA Bancomer SA, 4.38%, 04/10/24
(h)
... 650 639,966
BDO Unibank, Inc., 2.13%, 01/13/26
(h)
.... 400 363,000
CBQ Finance Ltd., 2.00%, 05/12/26
(h)
..... 250 225,125
China Construction Bank Corp.
(h)
1.25%, 08/04/25 ................. 200 182,210
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
2.45%, 06/24/30
(a)
.............. USD 400 $ 375,396
China Merchants Bank Co. Ltd., (LIBOR USD 3
Month + 0.85%), 5.57%, 09/25/23
(a)(h)
... 300 300,330
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(h)(i)
............. 250 235,906
Citigroup, Inc.
4.30%, 11/20/26 ................. 500 483,670
(SOFR 1 Day + 2.34%), 6.27%, 11/17/33
(a)
3,250 3,352,836
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(h)(i)
............. 500 464,375
Hana Bank, 3.25%, 03/30/27
(h)
......... 300 276,150
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(h)(i)
.............. 350 298,375
HSBC Holdings plc, (SOFR 1 Day + 3.35%),
7.39%, 11/03/28
(a)
............... 18,350 19,284,939
Industrial & Commercial Bank of China Ltd.
(h)
2.95%, 06/01/25 ................. 400 381,944
1.20%, 07/20/25 ................. 500 455,565
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.86%),
3.88%
(a)(i)
.................... 7,402 5,393,240
JPMorgan Chase & Co.
3.63%, 12/01/27 ................. 300 277,337
(SOFR 1 Day + 2.08%), 4.91%, 07/25/33
(a)
11,791 11,226,527
(SOFR 1 Day + 2.58%), 5.72%, 09/14/33
(a)
18,972 18,517,686
Series W, (LIBOR USD 3 Month + 1.00%),
5.61%, 05/15/47
(a)
.............. 1,000 765,570
Kasikornbank PCL
(a)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.00%
(i)
..................... 300 246,900
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 200 174,750
Kookmin Bank, 1.75%, 05/04/25
(h)
....... 1,100 1,013,496
Mizrahi Tefahot Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.25%), 3.08%, 04/07/31
(a)(b)(h)
...... 1,297 1,138,118
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(h)(i)
.......... 250 233,484
QNB Finance Ltd.
(h)
2.63%, 05/12/25 ................. 600 565,613
2.75%, 02/12/27 ................. 1,231 1,129,673
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(h)(i)
... 200 169,000
Shizuoka Financial Group, Inc., (LIBOR USD 3
Month - 0.50%), 3.86%, 01/25/23
(a)(h)(j)
... 100 99,500
SNB Funding Ltd., 2.75%, 10/02/24
(h)
..... 300 285,994
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(h)(i)
............. 200 183,000
Toronto-Dominion Bank (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.08%), 8.13%, 10/31/82
(a)
..... 12,485 12,984,400
United Overseas Bank Ltd., 3.06%, 04/07/25
(h)
700 672,098
Wells Fargo & Co.
(SOFR 1 Day + 1.51%), 3.53%, 03/24/28
(a)
8,340 7,722,848
(SOFR 1 Day + 2.10%), 4.90%, 07/25/33
(a)
22,863 21,709,176
5.38%, 11/02/43 ................. 500 464,837

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR 1 Day + 2.13%), 4.61%, 04/25/53
(a)
USD 8,475 $ 7,175,886
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(h)(i)
................... 200 187,788
177,108,110
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48 ................. 545 473,579
4.44%, 10/06/48 ................. 2,225 1,900,210
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 1,172 1,009,971
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 1,338,458
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 344,740
5,066,958
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 164 152,930
6.38%, 06/15/30 ................. 392 380,891
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 75 68,822
JELD-WEN, Inc., 6.25%, 05/15/25 ...... 73 68,280
Masonite International Corp.
5.38%, 02/01/28 ................. 67 61,949
3.50%, 02/15/30 ................. 81 65,523
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ..................... 101 89,685
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 533 476,875
Standard Industries, Inc.
5.00%, 02/15/27 ................. 116 107,037
4.75%, 01/15/28 ................. 2 1,800
4.38%, 07/15/30 ................. 310 252,627
3.38%, 01/15/31 ................. 11 8,277
Summit Materials LLC, 5.25%, 01/15/29 ... 89 82,861
1,817,557
Capital Markets — 2.9%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 88 88,440
Amipeace Ltd., 1.50%, 10/22/25
(h)
....... 200 181,134
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
105 86,649
Bank of New York Mellon Corp. (The), (SOFR
Index + 2.07%), 5.83%, 10/25/33
(a)
..... 7,295 7,561,951
Blackstone Holdings Finance Co. LLC
(b)
5.90%, 11/03/27 ................. 355 357,658
6.20%, 04/22/33 ................. 8,700 8,769,657
Blackstone Private Credit Fund
7.05%, 09/29/25
(b)
................ 90 89,286
3.25%, 03/15/27 ................. 85 71,567
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(h)
............... 200 171,225
CICC Hong Kong Finance 2016 MTN Ltd.,
1.75%, 08/10/23
(h)
............... 285 279,126
Cindai Capital Ltd., 0.00%, 02/08/23
(h)(j)(k)
... 900 892,590
Codere New Holdco SA, 7.50%, 11/30/27 .. EUR 108 50,731
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 30 25,674
Credit Suisse Group AG
(a)(b)
(SOFR 1 Day + 1.56%), 2.59%, 09/11/25 1,500 1,326,091
(SOFR 1 Day + 1.73%), 3.09%, 05/14/32 2,610 1,803,370
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 225,325
Dua Capital Ltd., 2.78%, 05/11/31
(h)
...... 200 158,448
Huarong Finance 2019 Co. Ltd.
(h)
2.50%, 02/24/23 ................. 214 212,663
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.13%), 5.82%,
02/24/23
(a)
................... USD 200 $ 199,300
Huarong Finance Co. Ltd.
(h)
4.50%, 05/29/29 ................. 250 205,984
3.88%, 11/13/29 ................. 600 471,000
3.38%, 02/24/30 ................. 758 573,617
Joy Treasure Assets Holdings, Inc., 3.50%,
09/24/29
(h)
.................... 200 167,330
Morgan Stanley
(a)
(SOFR 1 Day + 0.88%), 1.59%, 05/04/27 4,373 3,836,146
(SOFR 1 Day + 2.08%), 4.89%, 07/20/33 6,050 5,684,104
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 373 310,056
3.88%, 02/15/31 ................. 40 33,257
Northern Trust Corp., 6.13%, 11/02/32 .... 141 148,676
Owl Rock Capital Corp.
4.25%, 01/15/26 ................. 19 17,443
3.40%, 07/15/26 ................. 72 62,867
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 126 122,145
3.13%, 09/23/26 ................. 49 41,697
7.75%, 09/16/27
(b)
................ 59 58,809
Sun Hung Kai & Co. BVI Ltd., 5.75%,
11/15/24
(h)
.................... 300 280,650
SURA Asset Management SA
(h)
4.88%, 04/17/24 ................. 1,318 1,308,115
4.88%, 04/17/24 ................. 400 397,000
Temasek Financial I Ltd., 2.38%, 08/02/41
(h)
. 900 634,669
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 1.55%),
4.49%, 05/12/26
(a)(b)
.............. 5,085 4,969,894
Xi Yang Overseas Ltd., 4.30%, 06/05/24
(h)
.. 200 192,913
42,067,257
Chemicals — 0.8%
Alpek SAB de CV, 3.25%, 02/25/31
(h)
..... 708 588,215
Ashland LLC, 3.38%, 09/01/31
(b)
........ 155 123,887
Avient Corp., 7.13%, 08/01/30
(b)
........ 368 359,732
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 150 138,660
3.38%, 02/15/29 ................. 362 298,710
Bluestar Finance Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 3
Year + 5.63%), 3.10%
(a)(h)(i)
.......... 500 470,000
Celanese US Holdings LLC, 6.17%, 07/15/27 100 98,633
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 41 36,827
CNAC HK Finbridge Co. Ltd.
(h)
2.00%, 09/22/25 ................. 400 359,736
3.88%, 06/19/29 ................. 500 444,360
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 424 340,260
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 1,317 1,119,450
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
1,323 1,148,364
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 454 438,110
GC Treasury Center Co. Ltd., 4.40%,
03/30/32
(h)
.................... 400 351,200
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 149,482
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 107 89,583
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
295 206,500
LG Chem Ltd., 2.38%, 07/07/31
(h)
....... 300 234,525
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
337 300,132
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 127 122,872
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(h)
.................... 1,147 934,662
Pearl Holding II Ltd., 6.00%, (6.00% Cash or
14.00% PIK),
(h)(i)(l)
............... 477 6,340
Pearl Holding III Ltd., 9.00%, 10/22/25
(h)
... 380 132,525

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
SABIC Capital I BV, 2.15%, 09/14/30
(h)
.... USD 200 $ 167,725
SCIL IV LLC, 5.38%, 11/01/26
(b)
........ 312 264,420
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 67 51,184
4.38%, 02/01/32 ................. 29 21,857
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 412 337,840
Sociedad Quimica y Minera de Chile SA,
4.25%, 05/07/29
(h)
............... 824 781,925
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 221 195,835
5.63%, 08/15/29 ................. 1,016 820,186
11,133,737
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 ................. 10 8,505
4.88%, 07/15/32 ................. 15 12,747
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 722 660,630
9.75%, 07/15/27 ................. 1,543 1,342,410
4.63%, 06/01/28 ................. 858 695,618
6.00%, 06/01/29 ................. 262 190,149
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 120,179
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 75 72,191
5.75%, 07/15/29 ................. 296 245,144
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 468 462,248
5.00%, 02/01/28 ................. 200 186,587
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 54,982
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... 215 203,712
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 277 226,938
5.00%, 09/01/30 ................. 14 11,305
Garda World Security Corp., 4.63%, 02/15/27
(b)
49 43,266
GFL Environmental, Inc.
(b)
3.75%, 08/01/25 ................. 103 97,335
5.13%, 12/15/26 ................. 193 184,567
4.00%, 08/01/28 ................. 511 436,905
4.75%, 06/15/29 ................. 118 103,280
GLP China Holdings Ltd., 4.97%, 02/26/24
(h)
300 259,369
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 629 568,484
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 102 90,780
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 83 56,888
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 243 229,027
NongHyup Bank, 4.00%, 01/06/26
(h)
..... 250 241,297
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 123 120,824
6.25%, 01/15/28 ................. 178 162,009
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 26 22,685
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 512 452,147
7,562,208
Communications Equipment — 0.1%
Ciena Corp., 4.00%, 01/31/30
(b)
........ 77 67,768
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 541 492,310
CommScope, Inc.
(b)
8.25%, 03/01/27 ................. 113 87,575
4.75%, 09/01/29 ................. 443 357,147
Nokia OYJ
4.38%, 06/12/27 ................. 11 10,385
6.63%, 05/15/39 ................. 79 74,983
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viasat, Inc.
(b)
5.63%, 04/15/27 ................. USD 50 $ 45,418
6.50%, 07/15/28 ................. 212 159,047
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 238 200,028
Xiaomi Best Time International Ltd., 4.10%,
07/14/51
(h)
.................... 200 115,910
1,610,571
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 360 312,185
China Railway Xunjie Co. Ltd., 3.25%,
07/28/26
(h)
.................... 240 227,215
Chouzhou International Investment Ltd., 3.15%,
08/11/23
(h)
.................... 200 194,350
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 84,428
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(h)
............... 200 172,100
Hongkong International Qingdao Co. Ltd.,
3.99%, 04/27/23
(h)
............... 200 196,663
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 184 164,807
1,351,748
Construction Materials — 0.1%
Inversiones CMPC SA
4.75%, 09/15/24
(h)
................ 600 589,237
3.85%, 01/13/30
(h)
................ 593 534,738
3.00%, 04/06/31
(b)
................ 525 439,130
1,563,105
Consumer Finance — 1.0%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 412,939
American Express Co.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(i)
.................... 276 226,734
5.85%, 11/05/27 ................. 7,215 7,511,035
BOC Aviation USA Corp., 1.63%, 04/29/24
(h)
600 570,192
CCBL Cayman 1 Corp. Ltd., 3.50%, 05/16/24
(h)
800 780,088
CDBL Funding 1, 3.00%, 04/24/23
(h)
..... 200 198,472
CMB International Leasing Management Ltd.,
3.00%, 07/03/24
(h)
............... 600 575,737
Discover Financial Services, 6.70%, 11/29/32 55 55,906
Ford Motor Credit Co. LLC
4.69%, 06/09/25 ................. 700 666,026
3.38%, 11/13/25 ................. 200 180,803
4.39%, 01/08/26 ................. 700 652,022
4.95%, 05/28/27 ................. 200 186,580
3.82%, 11/02/27 ................. 200 175,778
2.90%, 02/10/29 ................. 200 159,752
5.11%, 05/03/29 ................. 200 181,109
3.63%, 06/17/31 ................. 200 157,112
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(l)
...... 139 115,033
ICBCIL Finance Co. Ltd., (LIBOR USD 3 Month
+ 1.05%), 5.73%, 11/20/24
(a)(h)
........ 700 695,756
Navient Corp.
7.25%, 09/25/23 ................. 42 41,966
6.13%, 03/25/24 ................. 174 170,454
5.88%, 10/25/24 ................. 13 12,578
OneMain Finance Corp.
6.88%, 03/15/25 ................. 341 327,590
7.13%, 03/15/26 ................. 160 152,141
5.38%, 11/15/29 ................. 36 29,444
4.00%, 09/15/30 ................. 200 149,228
SLM Corp., 3.13%, 11/02/26 .......... 126 107,157
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
120 96,219
14,587,851

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.3%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 511 $ 355,432
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 351 343,610
3.25%, 09/01/28 ................. 200 169,889
4.00%, 09/01/29 ................. 1,148 909,821
Ball Corp.
2.88%, 08/15/30 ................. 40 31,925
3.13%, 09/15/31 ................. 219 175,885
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 453 430,690
8.75%, 04/15/30 ................. 350 299,590
Crown Americas LLC, 4.75%, 02/01/26 ... 75 72,806
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 23 21,649
3.50%, 03/01/29 ................. 113 96,279
LABL, Inc., 5.88%, 11/01/28
(b)
......... 249 216,946
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 108 105,013
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 77 69,850
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 36 33,306
Trivium Packaging Finance BV
(b)(c)
5.50%, 08/15/26 ................. 367 336,515
8.50%, 08/15/27 ................. 741 679,886
4,349,092
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 2 1,784
3.88%, 11/15/29 ................. 58 47,412
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 128 114,788
Resideo Funding, Inc., 4.00%, 09/01/29 ... 21 16,980
180,964
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 47,165
Service Corp. International, 4.00%, 05/15/31 223 187,816
Sotheby's
(b)
7.38%, 10/15/27 ................. 464 435,060
5.88%, 06/01/29 ................. 608 510,538
1,180,579
Diversified Financial Services — 0.5%
CDBL Funding 2, 1.38%, 03/04/24
(h)
..... 200 190,350
China Cinda 2020 I Management Ltd.
(h)
3.25%, 01/28/27 ................. 600 545,526
3.00%, 01/20/31 ................. 271 219,645
CITIC Securities Finance MTN Co. Ltd., 1.75%,
06/03/23
(h)
.................... 200 197,284
Coastal Emerald Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
7.45%), 4.30%
(a)(h)(i)
.............. 400 377,575
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 391 318,950
JIC Zhixin Ltd., 1.50%, 08/27/25
(h)
....... 700 633,794
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 87 67,869
Petronas Capital Ltd., 2.48%, 01/28/32
(h)
... 950 784,843
REC Ltd., 5.25%, 11/13/23
(h)
.......... 800 796,304
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 34 33,868
7.38%, 09/01/25 ................. 329 316,182
11.25%, 12/15/27 ................ 66 67,962
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 443 418,542
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 2,421 2,371,878
Vertex Capital Investment Ltd., 4.75%,
04/03/24
(h)
.................... 200 185,538
7,526,110
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 1.9%
Altice France Holding SA, 10.50%, 05/15/27
(b)
USD 1,643 $ 1,252,788
Altice France SA
(b)
8.13%, 02/01/27 ................. 360 327,917
5.50%, 01/15/28 ................. 296 231,803
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ 59 54,992
5.38%, 06/01/29
(b)
................ 258 233,302
6.38%, 09/01/29
(b)
................ 445 418,184
4.75%, 03/01/30
(b)
................ 1,196 1,031,448
4.75%, 02/01/32
(b)
................ 331 268,342
4.50%, 05/01/32 ................. 42 33,432
4.50%, 06/01/33
(b)
................ 100 76,723
4.25%, 01/15/34
(b)
................ 200 147,609
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 270 209,807
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 9 8,357
5.00%, 05/01/28 ................. 481 419,442
6.75%, 05/01/29 ................. 198 163,797
6.00%, 01/15/30 ................. 69 54,204
8.75%, 05/15/30 ................. 457 464,655
HKT Capital No. 2 Ltd., 3.63%, 04/02/25
(h)
.. 300 286,556
Iliad Holding SASU, 6.50%, 10/15/26
(b)
.... 577 535,141
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 92 77,739
4.63%, 09/15/27 ................. 88 73,260
4.25%, 07/01/28 ................. 63 49,625
3.63%, 01/15/29 ................. 20 14,645
3.75%, 07/15/29 ................. 643 462,555
3.88%, 11/15/29 ................. 30 23,674
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. 455 385,591
4.50%, 01/15/29 ................. 451 311,286
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(h)(i)
................... 329 312,303
Ooredoo International Finance Ltd., 3.75%,
06/22/26
(h)
.................... 1,389 1,340,211
Sprint Capital Corp.
6.88%, 11/15/28 ................. 681 706,837
8.75%, 03/15/32 ................. 839 998,494
Telecom Italia Capital SA, 6.38%, 11/15/33 . 569 465,493
Tower Bersama Infrastructure Tbk. PT, 2.75%,
01/20/26
(h)
.................... 200 180,225
Verizon Communications, Inc.
2.10%, 03/22/28 ................. 7,289 6,325,964
3.88%, 02/08/29 ................. 325 304,936
4.50%, 08/10/33 ................. 500 467,843
2.99%, 10/30/56 ................. 10,751 6,559,187
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(b)
.................... 400 334,170
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 1,290 952,755
6.13%, 03/01/28 ................. 1,268 719,056
27,284,348
Electric Utilities — 1.1%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 644 555,369
China Huadian Overseas Development
Management Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.78%), 4.00%
(a)(h)(i)
............. 400 386,000

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
China Huaneng Group Hong Kong Treasury
Management Holding Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.65%), 3.08%
(a)(h)(i)
.......... USD 400 $ 370,000
Clean Renewable Power Mauritius Pte. Ltd.,
4.25%, 03/25/27
(h)
............... 349 299,775
CLP Power Hong Kong Financing Ltd., 2.13%,
06/30/30
(h)
.................... 400 321,450
Duke Energy Florida LLC, 5.95%, 11/15/52 . 2,620 2,788,469
Edison International
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(i)
.................... 120 100,314
6.95%, 11/15/29 ................. 95 99,207
FirstEnergy Corp., Series B, 2.25%, 09/01/30 39 30,954
FirstEnergy Transmission LLC
(b)
5.45%, 07/15/44 ................. 504 468,834
4.55%, 04/01/49 ................. 158 127,845
Interchile SA, 4.50%, 06/30/56
(b)
........ 590 487,598
Interconexion Electrica SA ESP, 3.83%,
11/26/33
(h)
.................... 709 576,860
Korea Western Power Co. Ltd., 4.13%,
06/28/25
(h)
.................... 450 435,546
Minejesa Capital BV, 4.63%, 08/10/30
(h)
... 400 348,044
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(h)
.................... 358 297,095
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 124 120,280
4.25%, 09/15/24 ................. 2 1,860
NRG Energy, Inc.
5.75%, 01/15/28 ................. 25 23,467
5.25%, 06/15/29
(b)
................ 14 12,358
3.63%, 02/15/31
(b)
................ 18 13,684
3.88%, 02/15/32
(b)
................ 158 118,666
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 2,990,490
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 267 239,401
SPIC MTN Co. Ltd., 1.63%, 07/27/25
(h)
.... 400 363,628
Star Energy Geothermal Darajat II
4.85%, 10/14/38
(h)
................ 400 331,575
4.85%, 10/14/38
(b)
................ 1,191 987,265
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(h)
............... 203 191,209
State Grid Europe Development 2014 plc
3.13%, 04/07/25
(h)
................ 1,260 1,205,568
State Grid Overseas Investment BVI Ltd.,
1.13%, 09/08/26
(h)
............... 1,100 968,737
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(d)(e)(m)
............. 815 —
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26
(h)
............... 500 475,895
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 8 7,707
5.00%, 07/31/27 ................. 8 7,425
4.38%, 05/01/29 ................. 9 7,755
15,760,330
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV
5.63%, 11/01/24 ................. 144 142,615
5.00%, 10/01/25 ................. 42 41,018
4.00%, 04/15/29 ................. 291 250,987
5.88%, 09/01/30 ................. 200 189,545
Vertiv Group Corp., 4.13%, 11/15/28 ..... 570 484,500
1,108,665
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
3.28%, 12/01/28 ................. USD 76 $ 65,068
3.25%, 02/15/29 ................. 55 46,843
Coherent Corp., 5.00%, 12/15/29
(b)
...... 509 438,977
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
67 58,324
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(h)(j)(k)
.................. 400 387,600
996,812
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 139 132,699
6.25%, 04/01/28 ................. 768 702,729
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 185 184,490
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 302 284,605
7.50%, 01/15/28 ................. 219 200,362
Nabors Industries, Inc., 5.75%, 02/01/25 ... 152 144,949
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 14 13,034
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 104 104,260
USA Compression Partners LP
6.88%, 04/01/26 ................. 387 371,245
6.88%, 09/01/27 ................. 192 179,520
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ 6 6,120
6.50%, 09/15/28 ................. 141 138,222
8.63%, 04/30/30 ................. 210 201,665
2,663,900
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 649 376,288
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 58 56,158
6.50%, 05/15/27 ................. 242 236,809
4.75%, 10/15/27 ................. 110 97,936
3.75%, 01/15/28 ................. 732 623,721
Warnermedia Holdings, Inc., 4.28%, 03/15/32 410 337,744
WMG Acquisition Corp., 3.88%, 07/15/30 .. 26 22,395
1,751,051
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.
3.13%, 01/15/27 ................. 1,000 916,231
3.65%, 03/15/27 ................. 3,833 3,579,947
2.90%, 01/15/30 ................. 28 23,712
2.70%, 04/15/31 ................. 102 83,024
4.05%, 03/15/32 ................. 128 114,150
2.95%, 01/15/51 ................. 6,233 3,858,920
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 133 111,163
Crown Castle, Inc.
1.05%, 07/15/26 ................. 1,690 1,460,166
2.90%, 03/15/27 ................. 3,386 3,079,756
3.80%, 02/15/28 ................. 6,683 6,210,956
Digital Realty Trust LP, 5.55%, 01/15/28 ... 70 70,463
Equinix, Inc.
1.80%, 07/15/27 ................. 7,864 6,731,160
3.90%, 04/15/32 ................. 319 283,414
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 89 73,596
GLP Capital LP, 3.25%, 01/15/32 ....... 1,833 1,465,272
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 114 99,043
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 230 191,061
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 35 31,436
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(h)
.................... 200 186,663

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP
5.00%, 10/15/27 ................. USD 85 $ 71,445
4.63%, 08/01/29 ................. 357 272,243
3.50%, 03/15/31 ................. 758 519,596
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 301 272,408
4.50%, 02/15/29
(b)
................ 113 97,473
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 125 101,333
SBA Communications Corp.
3.88%, 02/15/27 ................. 163 147,273
3.13%, 02/01/29 ................. 419 348,394
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 39 31,200
VICI Properties LP
5.63%, 05/01/24
(b)
................ 61 60,406
3.50%, 02/15/25
(b)
................ 38 35,828
4.63%, 06/15/25
(b)
................ 16 15,340
4.50%, 09/01/26
(b)
................ 3 2,823
4.25%, 12/01/26
(b)
................ 104 97,024
4.50%, 01/15/28
(b)
................ 37 33,952
3.88%, 02/15/29
(b)
................ 19 16,652
4.63%, 12/01/29
(b)
................ 407 370,370
4.13%, 08/15/30
(b)
................ 425 371,945
5.13%, 05/15/32 ................. 6,170 5,713,112
37,148,950
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 272 248,079
4.88%, 02/15/30 ................. 461 411,424
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(h)
.................... 1,100 924,726
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 346 299,851
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
39 37,472
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 143 141,503
4.75%, 02/15/29 ................. 299 265,488
4.63%, 06/01/30 ................. 14 12,329
2,340,872
Food Products — 0.5%
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(h)
.................... 200 182,612
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(h)
.................... 750 635,430
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,700 1,655,375
4.63%, 11/15/28 ................. 597 519,754
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 241 235,578
General Mills, Inc., 5.24%, 11/18/25 ...... 1,050 1,052,615
Gruma SAB de CV, 4.88%, 12/01/24
(h)
.... 760 750,880
Indofood CBP Sukses Makmur Tbk. PT, 3.40%,
06/09/31
(h)
.................... 647 533,037
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 238 194,422
Knight Castle Investments Ltd., 7.99%,
01/23/23
(d)(h)(m)
................. 1,400 980,000
Kraft Heinz Foods Co., 5.50%, 06/01/50 ... 16 15,291
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 240 227,400
4.13%, 01/31/30 ................. 35 30,912
4.38%, 01/31/32 ................. 429 374,817
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 78 61,035
Post Holdings, Inc., 5.50%, 12/15/29
(b)
.... 18 16,289
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 339 275,964
7,741,411
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... USD 109 $ 92,648
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 130 118,123
3.88%, 11/01/29 ................. 476 399,721
Embecta Corp., 6.75%, 02/15/30
(b)
...... 47 42,417
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 240 254,400
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 155 124,924
5.25%, 10/01/29 ................. 629 499,596
Teleflex, Inc., 4.63%, 11/15/27 ......... 8 7,625
1,446,806
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 55 52,168
5.00%, 04/15/29 ................. 60 55,182
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 35 32,084
5.13%, 03/01/30 ................. 29 24,688
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
112 87,500
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 116 70,180
Centene Corp.
3.00%, 10/15/30 ................. 588 482,013
2.50%, 03/01/31 ................. 648 507,043
2.63%, 08/01/31 ................. 493 387,399
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 1,000 910,415
5.63%, 03/15/27 ................. 291 249,521
6.00%, 01/15/29 ................. 376 314,516
5.25%, 05/15/30 ................. 109 82,190
Elevance Health, Inc., 6.10%, 10/15/52 ... 3,110 3,315,482
Encompass Health Corp.
4.50%, 02/01/28 ................. 15 13,626
4.75%, 02/01/30 ................. 192 168,603
4.63%, 04/01/31 ................. 182 156,432
HCA, Inc., 3.50%, 07/15/51 ........... 11,531 7,397,914
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 415 362,669
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 100 94,109
4.38%, 02/15/27 ................. 23 19,454
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 69 62,969
3.88%, 11/15/30 ................. 49 41,524
3.88%, 05/15/32 ................. 451 374,528
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 307 268,536
Surgery Center Holdings, Inc., 10.00%,
04/15/27
(b)
.................... 898 913,715
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 219 212,705
6.25%, 02/01/27 ................. 352 338,100
5.13%, 11/01/27 ................. 127 118,140
4.63%, 06/15/28 ................. 48 42,948
6.13%, 10/01/28 ................. 99 88,637
4.25%, 06/01/29 ................. 31 26,855
6.13%, 06/15/30 ................. 393 374,450
UnitedHealth Group, Inc., 5.88%, 02/15/53 . 6,075 6,559,572
24,205,867
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 513 458,902
4.00%, 10/15/30 ................. 123 99,606
Aramark International Finance SARL, 3.13%,
04/01/25
(h)
.................... EUR 100 102,228

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., 4.75%, 12/01/27 .... USD 289 $ 269,169
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 317 280,559
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 642 623,816
8.13%, 07/01/27 ................. 769 755,581
4.63%, 10/15/29 ................. 469 381,677
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 290 283,883
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 65 65,310
7.63%, 03/01/26 ................. 41 32,496
5.75%, 03/01/27 ................. 738 526,962
9.88%, 08/01/27 ................. 251 237,195
4.00%, 08/01/28 ................. 315 256,854
6.00%, 05/01/29 ................. 281 187,253
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 407 417,830
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 122 114,963
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 957 857,883
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 377 372,897
6.50%, 10/01/28 ................. 93 89,977
Champion Path Holdings Ltd., 4.85%,
01/27/28
(h)
.................... 200 166,787
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
.. 29 25,951
Codere Finance 2 Luxembourg SA, 8.00%,
(8.00% Cash or 11.00% PIK), 09/30/26
(c)(h)(l)
EUR 5 4,639
Expedia Group, Inc., 2.95%, 03/15/31 .... USD 572 459,963
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 314 265,718
6.75%, 01/15/30 ................. 25 20,165
Fortune Star BVI Ltd.
(h)
6.75%, 07/02/23 ................. 256 240,640
5.95%, 10/19/25 ................. 330 259,421
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29
(b)
................ 53 45,845
4.88%, 01/15/30 ................. 503 455,823
3.63%, 02/15/32
(b)
................ 46 36,837
Life Time, Inc., 8.00%, 04/15/26
(b)
....... 194 174,115
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
255 231,328
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
144 107,452
Melco Resorts Finance Ltd., 5.25%, 04/26/26
(h)
733 643,207
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 187,247
MGM China Holdings Ltd., 5.38%, 05/15/24
(h)
700 672,000
MGM Resorts International
6.00%, 03/15/23 ................. 186 185,340
5.75%, 06/15/25 ................. 23 22,353
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 92 78,280
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 282 221,503
7.75%, 02/15/29 ................. 50 37,627
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
.................... 128 90,547
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 63 55,969
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 84 90,090
4.25%, 07/01/26 ................. 208 168,137
5.50%, 08/31/26 ................. 89 74,871
5.38%, 07/15/27 ................. 173 140,078
11.63%, 08/15/27 ................ 107 107,453
8.25%, 01/15/29 ................. 111 111,541
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 197 200,980
7.00%, 05/15/28 ................. 151 144,040
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.25%, 11/15/29 ................. USD 50 $ 48,000
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
77 77,525
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 535 429,163
Studio City Finance Ltd., 6.00%, 07/15/25
(h)
. 318 272,049
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(h)
.................... 600 562,224
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 154,000
Viking Cruises Ltd., 5.88%, 09/15/27
(b)
.... 250 203,791
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 64 57,758
Wynn Macau Ltd., 4.88%, 10/01/24
(h)
..... 800 751,600
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 46 45,745
5.13%, 10/01/29 ................. 135 115,713
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................ 9 8,258
5.38%, 04/01/32 ................. 34 31,492
14,898,306
Household Durables — 0.6%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 54 47,510
4.63%, 08/01/29 ................. 89 71,265
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 137 107,048
4.88%, 02/15/30 ................. 114 88,882
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
279 239,415
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 90,814
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 90 86,400
KB Home, 7.25%, 07/15/30 ........... 24 23,321
Mattamy Group Corp., 5.25%, 12/15/27
(b)
.. 118 104,646
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 56,412
Midea Investment Development Co. Ltd.,
2.88%, 02/24/27
(h)
............... 400 364,496
Newell Brands, Inc., 5.75%, 04/01/46
(c)
.... 8,142 6,489,776
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
321 186,003
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 79 68,433
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
.................... 238 186,836
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 2 1,786
5.70%, 06/15/28 ................. 65 58,880
8,271,923
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 . 9 8,373
Spectrum Brands, Inc.
(b)
5.50%, 07/15/30 ................. 82 72,368
3.88%, 03/15/31 ................. 27 20,999
101,740
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 512 456,854
4.63%, 02/01/29 ................. 70 60,064
5.00%, 02/01/31 ................. 3 2,516
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 202 186,435
3.75%, 01/15/32 ................. 185 148,708
Colbun SA, 3.15%, 03/06/30
(h)
......... 1,853 1,598,212
TransAlta Corp., 7.75%, 11/15/29 ....... 123 125,618
2,578,407
Industrial Conglomerates — 0.0%
CITIC Ltd., 2.88%, 02/17/27
(h)
......... 300 276,045

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Insurance — 0.6%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ USD 75 $ 61,292
AIA Group Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 1.76%),
2.70%
(a)(h)(i)
................... 715 611,325
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 801 717,398
6.75%, 10/15/27 ................. 806 724,481
5.88%, 11/01/29 ................. 1,367 1,124,221
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 265 224,759
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(l)
......... 256 243,362
FWD Group Ltd., 5.75%, 07/09/24
(h)
..... 200 189,000
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 237 227,018
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 626 612,848
5.63%, 12/01/29 ................. 152 132,754
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/30
(b)
........... 200 196,971
Kyobo Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 5.90%, 06/15/52
(a)(h)
.... 200 184,663
Muang Thai Life Assurance PCL, (US Treasury
Yield Curve Rate T Note Constant Maturity
10 Year + 2.40%), 3.55%, 01/27/37
(a)(h)
.. 275 228,387
NFP Corp.
(b)
4.88%, 08/15/28 ................. 524 446,079
6.88%, 08/15/28 ................. 1,220 1,005,620
7.50%, 10/01/30 ................. 64 60,185
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
99 85,724
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(h)(i)
.......... 800 625,900
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(h)
............... 200 169,287
7,871,274
Interactive Media & Services — 0.4%
Baidu, Inc.
4.13%, 06/30/25 ................. 600 576,690
1.72%, 04/09/26 ................. 1,000 883,070
Tencent Holdings Ltd.
(h)
1.81%, 01/26/26 ................. 200 179,750
3.58%, 04/11/26 ................. 600 574,548
3.60%, 01/19/28 ................. 1,419 1,301,634
2.39%, 06/03/30 ................. 900 734,967
Weibo Corp., 3.50%, 07/05/24 ......... 800 772,040
5,022,699
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 ................. 500 482,960
3.40%, 12/06/27 ................. 826 759,296
4.00%, 12/06/37 ................. 700 583,135
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 105 77,919
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 58 48,557
JD.com, Inc., 3.88%, 04/29/26 ......... 300 285,414
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 49 43,682
4.13%, 08/01/30 ................. 131 106,944
3.63%, 10/01/31 ................. 169 129,600
2,517,507
IT Services — 1.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 261 208,148
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
135 108,506
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
263 228,153
Security
Par (000)
Par (000) Value
IT Services (continued)
Block, Inc., 3.50%, 06/01/31 .......... USD 756 $ 603,231
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 61 54,044
4.00%, 07/01/29 ................. 539 474,397
CA Magnum Holdings
5.38%, 10/31/26
(h)
................ 300 271,539
5.38%, 10/31/26
(b)
................ 212 191,888
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 164,829
Gartner, Inc., 3.75%, 10/01/30
(b)
........ 394 339,615
Global Payments, Inc.
2.15%, 01/15/27 ................. 8,745 7,628,712
4.95%, 08/15/27 ................. 50 48,500
3.20%, 08/15/29 ................. 392 333,220
2.90%, 05/15/30 ................. 2,264 1,855,048
5.40%, 08/15/32 ................. 98 93,330
HCL America, Inc., 1.38%, 03/10/26
(h)
.... 300 264,431
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 623 519,426
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 198 174,213
6.00%, 02/15/28 ................. 257 198,991
10.75%, 06/01/28 ................ 109 101,356
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 32 32,055
Twilio, Inc., 3.88%, 03/15/31 .......... 297 235,626
Wipro IT Services LLC, 1.50%, 06/23/26
(h)
.. 600 526,238
14,655,496
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ 10 8,783
6.20%, 10/01/40 ................. 134 115,664
5.45%, 11/01/41 ................. 21 17,094
141,541
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 78 71,836
3.75%, 03/15/29 ................. 32 28,301
PRA Health Sciences, Inc., 2.88%, 07/15/26 271 245,269
Syneos Health, Inc., 3.63%, 01/15/29 .... 99 78,838
424,244
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 102,455
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 426 428,254
9.50%, 01/01/31 ................. 69 70,767
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(h)
. 300 279,619
EnPro Industries, Inc., 5.75%, 10/15/26 ... 126 122,220
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(l)
......... 167 147,795
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
98 86,117
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 144 76,320
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 153 132,299
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
80 80,200
Terex Corp., 5.00%, 05/15/29
(b)
........ 88 79,090
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,693 1,524,696
Titan International, Inc., 7.00%, 04/30/28 .. 54 50,982
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
423 345,385
TK Elevator Midco GmbH, 4.38%, 07/15/27
(h)
EUR 100 94,703
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 931 826,300
Wabash National Corp., 4.50%, 10/15/28
(b)
. 88 74,940
4,522,142

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Marine — 0.0%
Misc Capital Two Labuan Ltd., 3.75%,
04/06/27
(h)
.................... USD 400 $ 364,450
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 153 115,943
480,393
Media — 1.6%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 404 325,220
5.75%, 08/15/29 ................. 463 364,179
AMC Networks, Inc., 4.25%, 02/15/29 .... 117 72,902
Block Communications, Inc., 4.88%, 03/01/28
(b)
254 221,615
Cable One, Inc.
0.00%, 03/15/26
(j)(k)
............... 64 50,272
1.13%, 03/15/28
(j)
................ 131 97,333
4.00%, 11/15/30
(b)
................ 556 436,302
Charter Communications Operating LLC
4.40%, 04/01/33 ................. 464 397,026
5.13%, 07/01/49 ................. 1,000 756,162
3.70%, 04/01/51 ................. 2,410 1,465,443
4.40%, 12/01/61 ................. 5,750 3,678,122
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 256 244,276
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 1,063 921,089
7.75%, 04/15/28 ................. 1,261 920,542
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 153 115,163
Comcast Corp.
3.75%, 04/01/40 ................. 910 750,500
4.05%, 11/01/52 ................. 260 205,771
2.94%, 11/01/56 ................. 448 277,054
2.99%, 11/01/63 ................. 5,241 3,169,007
CSC Holdings LLC
5.25%, 06/01/24 ................. 132 122,894
4.13%, 12/01/30
(b)
................ 633 446,791
4.50%, 11/15/31
(b)
................ 978 678,550
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 228 203,983
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 99 83,391
5.75%, 12/01/28
(b)
................ 419 334,414
5.13%, 06/01/29 ................. 86 55,480
GCI LLC, 4.75%, 10/15/28
(b)
.......... 104 87,368
Grupo Televisa SAB
4.63%, 01/30/26 ................. 562 544,894
5.00%, 05/13/45 ................. 1,133 971,406
Lamar Media Corp., 3.75%, 02/15/28 ..... 14 12,532
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 200 187,000
5.13%, 07/15/29 ................. 594 492,074
Liberty Broadband Corp.
(b)(j)
1.25%, 09/30/50 ................. 258 248,970
2.75%, 09/30/50 ................. 317 308,743
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 110,457
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 254 228,663
4.25%, 01/15/29 ................. 262 217,389
4.63%, 03/15/30 ................. 62 51,294
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 175 128,573
6.50%, 09/15/28 ................. 536 224,592
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 700 524,780
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 23 20,423
5.00%, 08/01/27 ................. 320 295,796
4.00%, 07/15/28 ................. 58 50,477
Security
Par (000)
Par (000) Value
Media (continued)
4.13%, 07/01/30 ................. USD 30 $ 24,756
3.88%, 09/01/31 ................. 390 304,266
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 111 91,528
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 180,000
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 46 43,810
6.63%, 06/01/27 ................. 201 193,927
7.38%, 06/30/30 ................. 95 90,791
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
200 166,359
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 200 174,821
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 383 320,483
22,689,653
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd.
(h)
4.45%, 07/24/23 ................. 200 198,000
5.95%, 07/31/24 ................. 213 212,201
5.45%, 01/24/28 ................. 200 193,500
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ..................... 672 587,706
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 331 325,405
6.13%, 02/15/28 ................. 253 237,381
ATI, Inc., 5.13%, 10/01/31 ........... 160 140,896
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 1,003 955,584
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 16 15,216
7.63%, 03/15/30 ................. 160 160,382
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(h)
.................... 300 270,033
Commercial Metals Co.
4.13%, 01/15/30 ................. 52 46,012
4.38%, 03/15/32 ................. 56 48,716
Constellium SE
4.25%, 02/15/26
(h)
................ EUR 100 102,602
5.63%, 06/15/28
(b)
................ USD 250 231,055
3.75%, 04/15/29
(b)
................ 898 729,569
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 148 119,233
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 615 589,699
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 260 234,530
GUSAP III LP, 4.25%, 01/21/30
(h)
....... 1,234 1,140,139
JSW Steel Ltd., 3.95%, 04/05/27
(h)
...... 250 213,750
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 93 81,154
4.50%, 06/01/31 ................. 425 341,594
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(h)
.................... 200 192,024
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 96 84,245
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 773 693,002
4.75%, 01/30/30 ................. 88 78,018
3.88%, 08/15/31 ................. 753 614,744
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(h)
EUR 100 90,922
Periama Holdings LLC, 5.95%, 04/19/26
(h)
.. USD 378 351,611
POSCO Holdings, Inc., 2.50%, 01/17/25
(h)
.. 300 280,088
Vale Overseas Ltd.
6.25%, 08/10/26 ................. 874 902,023
3.75%, 07/08/30 ................. 660 576,592
Vedanta Resources Finance II plc
(h)
8.00%, 04/23/23 ................. 473 445,891
13.88%, 01/21/24 ................ 200 173,413
11,656,930

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
.................... USD 57 $ 49,879
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 56 52,487
Multi-Utilities — 0.3%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(i)
........... 4,445 3,733,504
Oil, Gas & Consumable Fuels — 4.2%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 490 486,054
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 104 98,317
5.38%, 06/15/29 ................. 241 220,332
Apache Corp.
4.25%, 01/15/30 ................. 27 23,892
5.10%, 09/01/40 ................. 123 101,932
5.35%, 07/01/49 ................. 129 104,219
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 440 541,200
5.88%, 06/30/29 ................. 380 338,819
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 208 198,100
5.85%, 11/15/43 ................. 74 55,136
Callon Petroleum Co.
6.38%, 07/01/26 ................. 60 55,923
8.00%, 08/01/28
(b)
................ 923 879,881
7.50%, 06/15/30
(b)
................ 199 182,085
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 493,964
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 449 403,751
4.00%, 03/01/31 ................. 301 256,259
3.25%, 01/31/32 ................. 1,046 831,263
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 86 77,733
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 17 16,107
6.75%, 04/15/29 ................. 516 502,378
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 560 546,202
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 113 103,311
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 250 221,844
CNOOC Finance 2015 USA LLC, 3.50%,
05/05/25 ..................... 600 576,488
CNOOC Petroleum North America ULC, 7.88%,
03/15/32 ..................... 800 934,900
CNPC Global Capital Ltd., 1.35%, 06/23/25
(h)
500 456,745
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
118 96,838
CNX Resources Corp.
(b)
6.00%, 01/15/29 ................. 7 6,441
7.38%, 01/15/31 ................. 233 223,328
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 183 177,517
5.88%, 07/01/29 ................. 240 206,127
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 561 506,302
5.88%, 01/15/30 ................. 170 146,149
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(h)
.................... 336 302,990
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 794 693,567
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 896 844,337
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 42 39,060
6.00%, 02/01/29 ................. 113 103,679
8.00%, 04/01/29 ................. 65 64,680
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CrownRock LP
(b)
5.63%, 10/15/25 ................. USD 820 $ 791,300
5.00%, 05/01/29 ................. 49 44,027
DCP Midstream Operating LP
5.63%, 07/15/27 ................. 31 30,751
6.45%, 11/03/36
(b)
................ 29 28,417
6.75%, 09/15/37
(b)
................ 103 103,823
Diamondback Energy, Inc., 6.25%, 03/15/33 4,970 5,044,381
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 556 477,665
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 150 143,498
Enbridge, Inc., (LIBOR USD 3 Month + 3.64%),
6.25%, 03/01/78
(a)
............... 360 327,520
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(i)
.................... 205 176,300
5.55%, 02/15/28 ................. 115 114,072
3.75%, 05/15/30 ................. 398 350,911
5.75%, 02/15/33 ................. 2,060 2,015,421
5.15%, 02/01/43 ................. 150 123,982
5.30%, 04/15/47 ................. 721 599,864
5.00%, 05/15/50 ................. 1,060 846,867
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 36 34,290
5.38%, 06/01/29 ................. 464 429,329
6.50%, 09/01/30
(b)
................ 141 139,548
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 2 1,890
4.85%, 07/15/26 ................. 169 158,865
5.60%, 04/01/44 ................. 52 42,888
5.45%, 06/01/47 ................. 46 36,949
Enterprise Products Operating LLC
4.80%, 02/01/49 ................. 320 272,678
3.95%, 01/31/60 ................. 320 230,939
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 92 88,780
4.13%, 12/01/26 ................. 365 324,646
7.50%, 06/01/30
(b)
................ 31 29,869
4.75%, 01/15/31
(b)
................ 301 246,068
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36
(h)
.................... 1,527 1,223,795
Genesis Energy LP
6.50%, 10/01/25 ................. 86 82,191
7.75%, 02/01/28 ................. 96 88,366
Greenko Dutch BV, 3.85%, 03/29/26
(h)
.... 191 165,693
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(h)
.................... 665 602,656
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 28 26,813
Hanwha Energy USA Holdings Corp., 4.13%,
07/05/25
(h)
.................... 575 554,444
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 51 48,676
Hess Corp., 5.80%, 04/01/47 .......... 3,200 3,054,923
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 213 182,098
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 65 58,825
5.75%, 02/01/29 ................. 184 163,772
6.00%, 04/15/30 ................. 10 8,893
6.00%, 02/01/31 ................. 10 8,626
6.25%, 04/15/32 ................. 8 6,903
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(h)
. 256 239,040
India Green Power Holdings, 4.00%, 02/22/27
(h)
190 161,975
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 356 299,802
Kinder Morgan, Inc., 4.80%, 02/01/33 .... 272 252,175

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... USD 397 $ 372,300
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 12 11,520
Matador Resources Co., 5.88%, 09/15/26 .. 240 230,750
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(h)
250 237,188
MPLX LP
1.75%, 03/01/26 ................. 6,650 5,927,611
4.95%, 03/14/52 ................. 5,499 4,491,825
Murphy Oil Corp.
5.88%, 12/01/27 ................. 41 39,454
6.13%, 12/01/42
(c)
................ 16 12,480
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 1,252 1,184,142
6.50%, 09/30/26 ................. 172 159,736
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
21 18,698
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 126,943
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 816 783,518
NuStar Logistics LP
6.00%, 06/01/26 ................. 203 195,470
6.38%, 10/01/30 ................. 47 43,459
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 162 165,081
5.88%, 09/01/25 ................. 45 44,837
8.88%, 07/15/30 ................. 120 135,480
6.63%, 09/01/30 ................. 319 329,648
7.50%, 05/01/31 ................. 55 58,766
6.45%, 09/15/36 ................. 546 556,920
6.60%, 03/15/46 ................. 46 47,334
ONEOK, Inc., 4.35%, 03/15/29 ......... 176 162,658
ONGC Videsh Ltd., 4.63%, 07/15/24
(h)
.... 300 293,681
Parkland Corp., 5.88%, 07/15/27
(b)
...... 62 58,869
PDC Energy, Inc., 6.13%, 09/15/24 ...... 20 19,886
Permian Resources Operating LLC, 6.88%,
04/01/27
(b)
.................... 84 79,148
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(h)
.................... 200 174,626
Plains All American Pipeline LP, 3.80%,
09/15/30 ..................... 233 202,496
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)
1,200 1,162,725
Range Resources Corp.
4.88%, 05/15/25 ................. 91 86,441
4.75%, 02/15/30
(b)
................ 13 11,455
Ras Laffan Liquefied Natural Gas Co. Ltd.,
6.33%, 09/30/27
(h)
............... 206 207,846
Reliance Industries Ltd.
(h)
4.13%, 01/28/25 ................. 250 241,922
4.13%, 01/28/25 ................. 750 725,765
3.67%, 11/30/27 ................. 412 379,890
2.88%, 01/12/32 ................. 500 408,290
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 342 312,913
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 31 27,818
Sabine Pass Liquefaction LLC, 5.90%,
09/15/37
(b)
.................... 135 135,093
Sinopec Group Overseas Development 2018
Ltd.
(h)
1.45%, 01/08/26 ................. 300 272,562
2.70%, 05/13/30 ................. 290 254,614
2.30%, 01/08/31 ................. 1,400 1,167,250
SK Battery America, Inc., 2.13%, 01/26/26
(h)
300 254,607
SM Energy Co.
6.75%, 09/15/26 ................. 240 233,004
6.63%, 01/15/27 ................. 15 14,448
6.50%, 07/15/28 ................. 235 225,311
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.
5.70%, 01/23/25
(c)
................ USD 18 $ 17,685
5.38%, 02/01/29 ................. 76 70,457
Sunoco LP
6.00%, 04/15/27 ................. 25 24,617
5.88%, 03/15/28 ................. 36 34,094
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 31 28,942
5.50%, 01/15/28 ................. 26 23,058
6.00%, 12/31/30 ................. 21 18,159
6.00%, 09/01/31 ................. 78 67,063
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
1,021 949,632
Targa Resources Partners LP, 6.88%, 01/15/29 245 246,950
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 33,060
Thaioil Treasury Center Co. Ltd., 2.50%,
06/18/30
(h)
.................... 400 309,075
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 1,409 1,232,875
4.13%, 08/15/31 ................. 161 137,171
3.88%, 11/01/33 ................. 482 393,746
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 117 106,772
Western Midstream Operating LP
4.75%, 08/15/28 ................. 459 419,200
5.45%, 04/01/44 ................. 254 211,003
5.30%, 03/01/48 ................. 45 37,000
5.50%, 08/15/48 ................. 99 82,167
5.50%, 02/01/50
(c)
................ 150 123,570
59,455,828
Paper & Forest Products — 0.1%
Suzano Austria GmbH, 3.75%, 01/15/31 ... 1,275 1,064,466
Personal Products — 0.0%
(b)
Coty, Inc., 4.75%, 01/15/29 ........... 6 5,430
Prestige Brands, Inc., 3.75%, 04/01/31 .... 82 67,623
73,053
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 56 52,109
3.13%, 02/15/29 ................. 47 37,422
3.50%, 04/01/30 ................. 386 304,782
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 200 167,240
Elanco Animal Health, Inc., 6.40%, 08/28/28
(c)
11 10,467
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 285 253,978
Organon & Co.
(b)
4.13%, 04/30/28 ................. 262 231,975
5.13%, 04/30/31 ................. 279 241,580
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 70 60,734
4.75%, 05/09/27 ................. 200 180,225
1,540,512
Professional Services — 0.1%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ....... 302 231,694
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 651 557,102
KBR, Inc., 4.75%, 09/30/28 ........... 113 99,814
Science Applications International Corp.,
4.88%, 04/01/28 ................ 139 128,575
1,017,185

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 1.1%
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 9.22%), 6.88%
(a)(h)(i)
............. USD 420 $ 104,475
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(h)
.. 929 850,790
Celulosa Arauco y Constitucion SA
(h)
4.25%, 04/30/29 ................. 920 859,797
5.15%, 01/29/50 ................. 962 833,814
China Aoyuan Group Ltd., 8.50%, 01/23/22
(d)(h)
(m)
......................... 200 16,000
China Overseas Finance Cayman VIII Ltd.
(h)
2.38%, 03/02/25 ................. 400 367,825
2.75%, 03/02/30 ................. 678 547,400
China Resources Land Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.14%), 3.75%
(a)(h)(i)
............. 200 189,625
China SCE Group Holdings Ltd., 5.95%,
09/29/24
(h)
.................... 440 186,450
CIFI Holdings Group Co. Ltd., 6.55%,
03/28/24
(d)(h)(m)
................. 300 84,000
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(b)
.................... 1,300 1,030,900
Country Garden Holdings Co. Ltd.
(h)
3.13%, 10/22/25 ................. 200 121,750
7.25%, 04/08/26 ................. 550 349,250
2.70%, 07/12/26 ................. 600 337,500
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 202 192,781
Easy Tactic Ltd., 7.50%, (7.50% Cash or 7.50%
PIK), 07/11/28
(l)
................ 325 61,819
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(h)(i)
.......... 200 174,100
ESR Group Ltd., 1.50%, 09/30/25
(h)(j)
..... 700 661,150
Fantasia Holdings Group Co. Ltd.
(d)(h)(m)
11.75%, 04/17/22 ................ 5,280 409,200
7.95%, 07/05/22 ................. 750 60,818
12.25%, 10/18/22 ................ 755 58,512
10.88%, 01/09/23 ................ 330 25,575
15.00%, 12/31/49 ................ 200 15,500
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
1,000 840,621
Franshion Brilliant Ltd., 3.20%, 04/09/26
(h)
.. 200 167,038
GLP Pte. Ltd., 3.88%, 06/04/25
(h)
....... 200 160,912
Greenland Global Investment Ltd., 6.75%,
09/26/25
(h)
.................... 375 142,500
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
372 300,974
JGC Ventures Pte. Ltd.
(l)
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25 .................... 29 6,099
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(h)(m)
................. 1,792 698,114
KWG Group Holdings Ltd., 6.00%, 08/14/26
(h)
550 206,250
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(h)
200 158,600
MAF Sukuk Ltd., 4.64%, 05/14/29
(h)
...... 894 867,348
Modern Land China Co. Ltd., 12.85%,
10/25/21
(d)(h)(m)
................. 729 41,371
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(h)(i)
............. 700 490,000
Powerlong Real Estate Holdings Ltd., 6.25%,
08/10/24
(h)
.................... 200 60,475
Realogy Group LLC, 5.25%, 04/15/30
(b)
... 318 231,984
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)(h)(m)
................. 200 19,500
RKPF Overseas 2019 A Ltd., 6.70%, 09/30/24
(h)
350 306,972
Ronshine China Holdings Ltd.
(d)(h)(m)
7.35%, 12/15/23 ................. 200 10,000
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.10%, 01/25/25 ................. USD 710 $ 35,500
Shui On Development Holding Ltd., 6.15%,
08/24/24
(h)
.................... 433 373,462
Sinic Holdings Group Co. Ltd.
(d)(h)(m)
8.50%, 01/24/22 ................. 1,100 11,000
10.50%, 06/18/22 ................ 1,309 13,090
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(h)
.................... 250 189,485
Sun Hung Kai Properties Capital Market Ltd.,
3.75%, 02/25/29
(h)
............... 300 273,806
Sunac China Holdings Ltd., 6.65%, 08/03/24
(d)(h)
(m)
......................... 284 58,930
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(h)
.................... 200 191,538
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(h)
.. 200 150,787
Times China Holdings Ltd., 5.75%, 01/14/27
(h)
400 64,325
Vanke Real Estate Hong Kong Co. Ltd., 4.15%,
04/18/23
(h)
.................... 400 395,325
Westwood Group Holdings Ltd., 2.80%,
01/20/26
(h)
.................... 200 174,600
Wharf REIC Finance BVI Ltd., 2.88%,
05/07/30
(h)
.................... 300 252,525
Yango Justice International Ltd., 10.25%,
09/15/22
(d)(m)
.................. 283 5,660
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23
(h)
250 247,500
Yuzhou Group Holdings Co. Ltd.
(d)(h)(m)
8.30%, 05/27/25 ................. 1,458 127,575
7.38%, 01/13/26 ................. 1,250 109,375
7.85%, 08/12/26 ................. 1,800 157,500
6.35%, 01/13/27 ................. 200 17,500
Zhenro Properties Group Ltd., 7.35%,
02/05/25
(d)(h)(m)
................. 372 9,300
15,106,572
Road & Rail — 0.2%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
35 29,940
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(h)
............... 200 179,038
Hertz Corp. (The), 5.00%, 12/01/29
(b)
..... 90 68,274
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 77 67,375
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 804 803,415
0.00%, 12/15/25
(j)(k)
............... 160 134,761
8.00%, 11/01/26
(b)
................ 122 122,420
7.50%, 09/15/27
(b)
................ 159 159,111
6.25%, 01/15/28
(b)
................ 971 932,160
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 78 70,395
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 120 121,430
2,688,319
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom Corp., 3.88%, 01/15/27 ...... 100 94,589
Broadcom, Inc.
1.95%, 02/15/28
(b)
................ 2,662 2,248,378
4.11%, 09/15/28 ................. 165 153,449
4.15%, 11/15/30 ................. 98 87,823
2.45%, 02/15/31
(b)
................ 193 152,011
4.30%, 11/15/32 ................. 75 66,101
2.60%, 02/15/33
(b)
................ 245 183,896
3.42%, 04/15/33
(b)
................ 91 72,955
3.47%, 04/15/34
(b)
................ 11 8,775
3.75%, 02/15/51
(b)
................ 10,000 6,903,788
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 925 843,542
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 202 178,615
3.63%, 05/01/29 ................. 88 71,654

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc., 2.95%, 04/15/31 .. USD 225 $ 180,976
Microchip Technology, Inc., 1.63%, 02/15/25
(j)
34 105,919
NXP BV, 4.40%, 06/01/27 ............ 1,405 1,343,356
SK Hynix, Inc.
(h)
1.00%, 01/19/24 ................. 1,200 1,134,975
1.50%, 01/19/26 ................. 500 430,406
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 317 267,088
TSMC Global Ltd., 2.25%, 04/23/31
(h)
..... 750 605,558
15,133,854
Software — 1.4%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 125 121,094
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
979 721,457
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 483 469,723
9.13%, 03/01/26 ................. 476 449,065
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 201 188,387
Celestial Dynasty Ltd., 4.25%, 06/27/29
(h)
.. 500 422,125
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 449 439,177
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 769 666,258
4.88%, 07/01/29 ................. 288 244,901
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 1,398 1,177,509
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
738 593,375
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(b)
.................... 83 76,341
Elastic NV, 4.13%, 07/15/29
(b)
......... 391 315,811
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 74 67,155
Gen Digital, Inc., 7.13%, 09/30/30
(b)
...... 215 211,237
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 151,995
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 274 195,924
NCR Corp.
(b)
5.00%, 10/01/28 ................. 242 206,313
6.13%, 09/01/29 ................. 29 27,117
Open Text Corp., 6.90%, 12/01/27
(b)
..... 605 605,000
Oracle Corp.
6.15%, 11/09/29 ................. 3,875 4,022,118
2.95%, 04/01/30 ................. 101 86,113
6.25%, 11/09/32 ................. 644 674,024
3.95%, 03/25/51 ................. 8,055 5,738,698
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 65 58,502
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
676 633,004
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 245 168,736
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
680 571,460
19,302,619
Specialty Retail — 0.9%
Arko Corp., 5.13%, 11/15/29
(b)
......... 67 52,608
Asbury Automotive Group, Inc.
4.75%, 03/01/30 ................. 51 42,654
5.00%, 02/15/32
(b)
................ 291 239,406
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 1,200 1,047,636
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
44 37,243
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 77 62,868
JMH Co. Ltd., 2.50%, 04/09/31
(h)
....... 200 159,526
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 10 6,364
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 284 227,424
Lowe's Cos., Inc.
3.00%, 10/15/50 ................. 4,146 2,637,433
5.63%, 04/15/53 ................. 3,910 3,743,025
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 109 99,738
Penske Automotive Group, Inc., 3.75%,
06/15/29
(b)
.................... 27 21,914
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... USD 578 $ 542,853
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 50 40,258
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 641 568,227
6.13%, 07/01/29 ................. 699 565,155
6.00%, 12/01/29 ................. 23 18,305
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,117 961,380
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 1,373 1,187,657
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(l)
........... 150 129,674
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26
(h)
.................... 200 178,725
12,570,073
Technology Hardware, Storage & Peripherals — 0.0%
Lenovo Group Ltd., 3.42%, 11/02/30
(h)
.... 239 188,033
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 104 88,098
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(h)(j)(m)
............ EUR 1,100 1,001,961
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 69 56,311
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 75 59,527
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 44 42,206
1,248,103
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 268 263,004
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 136 94,043
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 56 47,042
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 144,767
Nationstar Mortgage Holdings, Inc., 5.75%,
11/15/31
(b)
.................... 120 93,300
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 338 289,721
931,877
Tobacco — 1.3%
Altria Group, Inc., 4.40%, 02/14/26 ...... 63 61,674
BAT Capital Corp.
2.26%, 03/25/28 ................. 12,726 10,561,596
4.76%, 09/06/49 ................. 10,798 7,820,620
18,443,890
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
128 106,367
BOC Aviation Ltd., 2.63%, 01/17/25
(h)
..... 500 469,640
Fortress Transportation & Infrastructure
Investors LLC
(b)
9.75%, 08/01/27 ................. 59 59,147
5.50%, 05/01/28 ................. 81 69,102
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 32 23,959
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 28 23,850
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 182 169,761
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 367 318,414
United Rentals North America, Inc.
6.00%, 12/15/29
(b)
................ 1,098 1,091,138
5.25%, 01/15/30 ................. 11 10,335
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 485 491,068
7.25%, 06/15/28 ................. 356 360,619
3,193,400

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(h)
CMHI Finance BVI Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 6.62%), 3.88%
(a)(i)
.............. USD 550 $ 511,500
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 .. 300 260,220
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25 ............. 400 363,420
1,135,140
Water Utilities — 0.0%
National Central Cooling Co. PJSC, 2.50%,
10/21/27
(h)
.................... 674 593,668
Wireless Telecommunication Services — 0.3%
Bharti Airtel Ltd., 4.38%, 06/10/25
(h)
...... 500 484,156
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 821 760,870
Empresa Nacional de Telecomunicaciones SA
(h)
4.75%, 08/01/26 ................. 367 355,600
3.05%, 09/14/32 ................. 688 547,304
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(h)(i)
.............. 675 601,931
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(l)
........ 91 26,795
Sprint LLC, 7.63%, 03/01/26 .......... 116 122,067
T-Mobile USA, Inc., 2.05%, 02/15/28 ..... 1,922 1,650,675
4,549,398
Total Corporate Bonds — 48.2%
(Cost: $760,575,320) ............................. 686,777,032
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. 718 601,542
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. 146 122,494
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 8.73%
,
 10/30/26 .... 207 204,911
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 103 99,892
Dynasty Acquisition Co., Inc., Term Loan B1,
(1 Month CME Term SOFR + 3.50%),
7.92%
,
 04/06/26 ................. 536 509,663
Dynasty Acquisition Co., Inc., Term Loan B2,
(1 Month CME Term SOFR + 3.50%),
7.92%
,
 04/06/26 ................. 295 280,749
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 02/01/28 657 640,045
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 12.09%
,
 02/01/29 300 284,878
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
6.73%
,
 11/05/28 ................. 290 287,801
TransDigm, Inc., Term Loan F, (LIBOR USD 3
Month + 2.25%), 6.98%
,
 12/09/25 ..... 550 542,509
3,574,484
Airlines — 0.3%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.99%
,
 04/20/28 645 641,902
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 8.13%
,
 08/11/28 .......... 682 673,080
Security
Par (000)
Par (000) Value
Airlines (continued)
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
6.14%, 06/27/25 ............... USD 551 $ 528,859
(LIBOR USD 1 Month + 1.75%),
6.14%, 01/29/27 ............... 369 349,472
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.35%
,
 12/11/26 ...... 485 439,614
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 10.00%
,
 06/21/27 725 744,602
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.11%
,
 04/21/28 . 579 570,693
3,948,222
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 04/30/26
(a)
729 712,556
Automobiles — 0.0%
Dealer Tire Financial, LLC, Term Loan B2,
(3 Month CME Term SOFR + 4.50%),
8.82%
,
 12/14/27
(a)
................ 290 285,533
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.25%),
7.93%
,
 01/24/29 ................. 727 648,857
Naked Juice LLC, 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.00%),
10.68%
,
 01/24/30 ................ 741 582,534
1,231,391
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.57%
,
 04/12/28 ................. 172 153,761
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25% -
7.88%
,
 11/23/27 ................. 308 269,343
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 10/02/28 ................. 171 151,614
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(n)
............. 31 27,128
CPG International LLC, Term Loan, (1
Month CME Term SOFR + 2.50%),
6.92%
,
 04/28/29 ................. 409 396,573
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 6.63%
,
 07/28/28 ..... 155 143,937
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 7.98%
,
 12/31/26 ..... 601 570,444
1,712,800
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
8.88%
,
 07/31/26 ................. 778 759,366
Axalta Coating Systems Dutch Holding B BV,
Facility Term Loan B4, (3 Month CME Term
SOFR + 3.00%), 7.51%
,
 12/20/29 ..... 277 277,000
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 07/24/26 ............... 296 270,786
(LIBOR USD 1 Month + 3.75%),
8.13%, 07/24/26 ............... 366 335,389

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.52%
,
 10/22/26 ................. USD 291 $ 287,604
Focus Financial Partners LLC, Term Loan
B4, (1 Month CME Term SOFR + 2.50%),
6.82%
,
 06/30/28 ................. 290 284,186
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 9.48%
,
 04/01/28 147 139,228
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.25%
,
 08/02/28 ................. 366 348,968
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
10.25%
,
 08/02/29 ................ 458 397,667
3,100,194
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(n)
..................... 51 45,026
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 09/30/28 ..... 349 305,340
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.14%
,
 11/24/27 ................. 308 298,060
Ascend Performance Materials Operations
LLC, Term Loan, (6 Month CME Term SOFR
+ 4.75%), 8.83%
,
 08/27/26 .......... 364 341,535
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 12/29/27 ................. 392 281,861
Discovery Purchaser Corp., 1st Lien Term
Loan, (3 Month CME Term SOFR + 4.38%),
7.97%
,
 10/04/29 ................. 234 212,527
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 06/09/28 ................. 320 314,664
Element Solutions, Inc., Term Loan B1,
(1 Month CME Term SOFR + 2.00%),
6.32%
,
 01/31/26 ................. 699 697,294
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/03/28 ................. 321 293,358
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
7.23%
,
 03/02/26 ................. 330 326,985
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 7.64%
,
 05/15/24 ........... 564 561,932
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 2.75%), 7.16%
,
 10/01/25 .... 57 55,680
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
7.69%
,
 10/14/24 ................. 292 275,323
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
8.41%
,
 03/16/27 ................. 163 158,390
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.37%
,
 08/02/28 ................. 368 357,366
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 8.50%
,
 09/22/28 145 141,796
4,667,137
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.3%
(a)
Allied Universal Holdco LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.17%
,
 05/12/28 ................. USD 483 $ 457,613
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (6 Month CME Term
SOFR + 4.00%), 7.56% - 8.76%
,
 02/15/29 202 196,658
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
6.88%
,
 04/06/28 ................. 355 349,294
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.13%
,
 09/07/27 289 288,964
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.38%
,
 10/08/28 ..... —
(o)
340
Covanta Holding Corp., Term Loan B, (1
Month CME Term SOFR + 2.50%),
6.82%
,
 11/30/28 ................. 282 279,279
Covanta Holding Corp., Term Loan C, (1
Month CME Term SOFR + 2.50%),
6.82%
,
 11/30/28 ................. 22 21,535
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.38%
,
 10/29/28 ........... 150 142,426
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.63%
,
 12/15/28 ................. 253 210,196
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 7.52%
,
 09/23/26 ........... 143 141,792
Tempo Acquisition LLC, Term Loan B1,
(1 Month CME Term SOFR + 3.00%),
7.32%
,
 08/31/28 ................. 717 713,886
TruGreen LP, 1st Lien Term Loan, (LIBOR USD
1 Month + 4.00%), 8.38%
,
 11/02/27 .... 436 386,460
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.38%
,
 07/30/28
(e)
.......... 446 419,085
3,607,528
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (1 Month CME Term
SOFR + 4.50%), 8.94%
,
 03/02/29
(a)
.... 479 464,902
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.92% -
8.61%
,
 06/21/24 ................. 610 544,861
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 7.39%
,
 01/21/28 ........... 394 387,713
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.88%
,
 05/12/28 ................. 251 239,233
1,171,807
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 6.38%
,
 01/15/27 ........... 361 357,600
New AMI I LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 6.00%),
10.32%
,
 03/08/29 ................ 309 263,139
Oscar AcquisitionCo LLC, Term Loan B,
(3 Month CME Term SOFR + 4.50%),
9.18%
,
 04/29/29 ................. 234 220,547
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.43%
,
 09/22/28 566 558,345

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Construction Materials (continued)
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 7.41% -
7.73%
,
 05/29/26 ................. USD 203 $ 195,464
1,595,095
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 12/01/27 ................. 778 754,902
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.37% - 7.62%
,
 04/03/24 ........... 518 505,103
Pactiv Evergreen, Inc., Term Loan B2,
(LIBOR USD 1 Month + 3.25%), 7.32% -
7.63%
,
 02/05/26 ................. 256 252,774
Pregis TopCo LLC, 1st Lien Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.19%
,
 07/31/26 ................. 146 141,234
Tosca Services LLC, Term Loan, (1 Month CME
Term SOFR + 3.50%), 7.94%
,
 08/18/27 .. 626 500,635
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 4.00%),
7.67% - 8.07%
,
 09/15/28 ........... 123 118,010
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 09/15/28 ................. 434 416,346
2,689,004
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.16%
,
 10/28/27
(a)
443 388,162
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 12/11/28 ................. 300 283,407
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 12/10/29 ................ 504 430,647
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.69%
,
 11/24/28 ................. 478 468,347
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 8.58%
,
 01/15/27 ........... 440 428,499
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/30/25 ................. 296 287,877
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 9.73%
,
 09/01/25 ..... 777 544,713
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
7.38%
,
 02/05/26 ................. 595 562,864
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 01/08/27 ................. 429 387,820
3,394,174
Diversified Financial Services — 0.2%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.94%
,
 11/13/25 . 89 88,722
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 7.06%
,
 04/13/28 ..... 354 349,562
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (1 Month CME Term SOFR + 3.75%),
8.07%
,
 04/09/27 ................. 1,159 1,080,719
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.12%
,
 12/17/27 ................. USD 140 $ 120,751
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.63%
,
 03/24/25 ................. 366 348,389
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.16%
,
 12/11/26 ................. 580 533,961
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
9.73%
,
 05/29/26 ................. 533 360,345
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
7.24%
,
 01/31/29 ................. 219 213,673
White Cap Supply Holdings LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.07%
,
 10/19/27 ................. 296 285,735
3,381,857
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 6.83%
,
 07/15/25 ..... 120 116,228
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 8.65%
,
 08/14/26 .... 303 281,335
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.57%
,
 11/30/27 . 92 87,613
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 7.89%
,
 12/11/26 .... 1,091 1,077,010
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 10/02/27 ................. 165 145,081
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 05/01/28 ................. 178 169,481
Iridium Satellite LLC, Term Loan B2, (1
Month CME Term SOFR + 2.50%),
6.92%
,
 11/04/26 ................. 362 357,837
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 6.13%
,
 03/01/27 386 369,365
Orbcomm, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 8.63% -
8.98%
,
 09/01/28 ................. 597 508,580
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 09/25/26 .... 430 347,725
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
7.57%
,
 01/31/29 ................. 291 287,643
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 03/09/27 1,189 960,145
4,708,043
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
6.39%
,
 01/15/25 ................. 219 218,629
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.13%
,
 12/13/25 ................. 377 356,862
575,491

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.1%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
9.48%
,
 06/23/28 ................. USD 581 $ 551,025
AZZ, Inc., Term Loan, (1 Month CME Term
SOFR + 4.25%), 8.67%
,
 05/13/29 ..... 269 268,374
819,399
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 7.13%
,
 07/02/29
(a)
.... 312 307,718
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.07%
,
 06/28/24
(e)
17 10,728
Lealand Finance Co. BV, Term Loan,
(LIBOR USD 1 Month + 1.00%), 5.38% -
8.07%
,
 06/30/25 ................. 117 61,278
72,006
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
7.27%
,
 04/22/26 ................. 906 487,935
Aristocrat Technologies, Inc., Term Loan B,
(3 Month CME Term SOFR + 2.25%),
6.93%
,
 05/24/29 ................. 107 106,766
City Football Group Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.36%
,
 07/21/28 383 356,980
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1 Month CME Term
SOFR + 3.25%), 7.57%
,
 01/15/30 ..... 289 288,639
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
7.89%
,
 07/03/24
(e)
................ 363 361,635
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 10/19/26 ................. 720 702,028
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 7.13%
,
 03/13/28 598 569,519
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/30/25 ................. 35 33,650
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 01/23/25 ................. 297 288,611
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 2.75%),
7.11%
,
 04/29/26 ................. 349 343,665
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 7.14%
,
 05/18/25 ..... 741 723,720
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 6.51%
,
 01/20/28 465 458,553
4,721,701
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.39%
,
 05/11/24
(a)
321 319,340
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 6.38%
,
 09/13/26
(a)
.... 402 397,738
Security
Par (000)
Par (000) Value
Food Products — 0.3%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 10/01/25 ................. USD 333 $ 275,818
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 6.88%
,
 10/10/26 .... 112 105,460
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 10/25/27 ..... 881 862,040
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
6.63%
,
 01/29/27 ................. 806 782,769
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 8.07%
,
 05/23/25 .... 112 99,034
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 6.63% -
6.66%
,
 08/03/25 ................. 231 229,839
Nomad Foods Ltd., Facility Term Loan B2,
(3 Month CME Term SOFR + 3.75%),
8.23%
,
 11/12/29 ................. 284 282,814
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 06/08/28 ................. 362 351,716
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 03/31/28 ................. 767 710,179
Utz Quality Foods LLC, 1st Lien Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.44%
,
 01/20/28 ................. 467 462,034
4,161,703
Health Care Equipment & Supplies — 0.2%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 11/03/28 . 749 704,630
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 9.23%
,
 03/05/26 326 277,938
Insulet Corp., Term Loan B, (1 Month CME
Term SOFR + 3.25%), 7.69%
,
 05/04/28 .. 72 71,303
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 10/23/28 .... 1,202 1,140,293
2,194,164
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 09/29/28 ................. 473 462,305
CNT Holding I Corp., 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.50%),
7.24%
,
 11/08/27 ................. 352 339,796
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.38%
,
 11/01/28 ................. 596 579,320
Envision Healthcare Corp., Term Loan
(3 Month CME Term SOFR + 4.25%),
8.83%, 03/31/27 ............... 359 122,017
(3 Month CME Term SOFR + 7.88%),
12.61%, 03/31/27 .............. 286 253,337
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
8.48%, 02/18/27 ............... —
(o)
190
(LIBOR USD 3 Month + 3.75%),
8.48%, 11/15/28 ............... 567 475,136
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
11.48%
,
 11/15/29 ................. 513 417,024

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
8.63%
,
 08/31/26 ................. USD 343 $ 291,547
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 11/01/28 ................. 41 37,991
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month + 7.00%),
11.38%
,
 11/01/29 ................. 404 371,266
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 10/27/28 ................. 287 284,501
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 02/14/25 ................. 29 27,542
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.05%
,
 08/31/26 ................. 266 262,243
Vizient, Inc., Term Loan B7, (1 Month CME
Term SOFR + 2.25%), 6.67%
,
 05/16/29 .. 310 309,742
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 12/22/28 357 356,446
4,590,403
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, (3 Month CME Term SOFR + 0.00%),
3.50% - 7.82%
,
 02/15/29 ........... 31 27,711
Athenahealth Group, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
7.82%
,
 02/15/29 ................. 723 650,673
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 06/02/28 ................. 574 522,587
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.38%
,
 08/27/25 573 568,442
1,769,413
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B4, (LIBOR USD 3 Month + 1.75%), 6.13% -
6.16%
,
 11/19/26 ................. 580 569,065
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 02/02/26 ................. 120 108,485
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 7.54%
,
 10/02/28 149 137,623
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 12/23/24 ................. 407 406,014
Carnival Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.38%
,
 06/30/25 ..... 444 424,215
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.39%
,
 03/17/28 290 286,838
Fertitta Entertainment LLC, Term Loan B,
(1 Month CME Term SOFR + 4.00%),
8.32%
,
 01/27/29 ................. 966 916,208
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.98%
,
 07/21/26 288 283,563
Flutter Entertainment plc, Term Loan B,
(3 Month CME Term SOFR + 3.25%),
8.09%
,
 07/22/28 ................. 595 591,127
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Four Seasons Holdings, Inc., Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.67%
,
 11/30/29 ................. USD 868 $ 867,446
Hilton Worldwide Finance LLC, Term Loan
B2, (1 Month CME Term SOFR + 1.75%),
6.17%
,
 06/22/26 ................. 213 212,180
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 7.13%
,
 02/05/25 .... 471 466,605
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.54%
,
 03/09/28 332 288,885
Penn National Gaming, Inc., Facility Term Loan
B, (1 Month CME Term SOFR + 2.75%),
7.17%
,
 05/03/29 ................. 588 580,826
Playa Resorts Holding BV, Term Loan,
(1 Month CME Term SOFR + 4.25%),
8.58%
,
 01/05/29 ................. 109 106,071
Scientific Games International, Inc., Term Loan
B, (1 Month CME Term SOFR + 3.00%),
7.42%
,
 04/14/29 ................. 395 388,828
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
6.64%
,
 02/08/27 ................. 364 354,685
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 08/03/28 .... 546 526,613
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 05/30/25 ................. 218 217,918
7,733,195
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 8.98%
,
 05/17/28 401 298,721
Hunter Douglas Holding BV, Term Loan B1,
(3 Month CME Term SOFR + 3.50%),
7.86%
,
 02/26/29 ................. 577 505,360
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 3 Month + 7.50%),
12.27%, 08/10/23 .............. 250 175,007
Snap One Holdings Corp., Term Loan, (LIBOR
USD 1 Month + 4.50%), 8.88%
,
 12/08/28
(e)
306 279,135
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 10/06/28 ................. 370 301,037
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 10/30/27 ................. 513 431,284
1,990,544
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 7.16%
,
 09/29/28 ..... 443 427,918
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 6.42% -
6.74%
,
 03/03/28 ................. 74 72,709
500,627
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.38%
,
 08/12/26 ..... —
(o)
402
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.24%
,
 12/15/27 ................. 360 356,136
356,538

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
7.85%
,
 11/05/27 ................. USD 1,218 $ 1,188,895
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 6.63%
,
 02/19/28 .... 508 498,737
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 02/12/27 ............... 721 698,001
Hub International Ltd., Term Loan
(LIBOR USD 3 Month + 3.00%),
7.33%, 04/25/25 ............... 686 677,790
(3 Month CME Term SOFR + 4.00%),
8.22%, 11/10/29 ............... 342 337,916
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 7.53%
,
 04/25/25 217 215,067
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 7.63%
,
 02/15/27 ........... 75 71,370
Ryan Specialty Group LLC, Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.42%
,
 09/01/27 ................. 316 313,049
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.75%),
8.13%, 09/03/26 ............... 291 285,771
(LIBOR USD 1 Month + 4.25%),
8.63%, 09/03/26 ............... 210 207,432
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.25%),
7.98%, 12/02/26 ............... 85 84,616
(3 Month CME Term SOFR + 3.75%),
8.33%, 11/22/29 ............... 1,759 1,740,226
6,318,870
Interactive Media & Services — 0.2%
(a)
Acuris Finance US, Inc., Term Loan, (3
Month CME Term SOFR + 4.00%),
8.73%
,
 02/16/28 ................. 287 281,556
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 7.48%
,
 06/26/28 434 428,207
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.38%
,
 10/30/26 ................. 871 856,616
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 7.13%
,
 10/10/25 .... 296 287,534
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 8.89%
,
 01/29/26 ..... 510 502,604
2,356,517
Internet & Direct Marketing Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 11/24/28
(e)
................ 219 215,053
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 7.88%
,
 02/12/27 ........... 410 337,336
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 8.63%
,
 02/12/27
(e)
......... 301 248,480
800,869
IT Services — 0.3%
(a)
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 9.63%
,
 01/20/29 350 270,424
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 7.63%
,
 12/23/26 ..... 818 727,436
Security
Par (000)
Par (000) Value
IT Services (continued)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
12.13%
,
 07/31/28 ................ USD 285 $ 280,297
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 07/30/27 455 435,630
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 6.13%
,
 04/28/28 ........... 463 457,442
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 10/01/27 ................. 585 547,438
Go Daddy Operating Co. LLC, Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.57%
,
 11/09/29 ................. 172 171,506
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
6.38%
,
 08/10/27 ................. 569 563,141
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 9.48%
,
 06/28/29 .... 212 193,369
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 02/11/28 ...... 147 141,525
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 7.38%
,
 02/28/27 ..... 653 632,725
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 6.63%
,
 03/31/28 .......... 387 384,035
4,804,968
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1 Month CME Term SOFR + 4.00%),
8.42%
,
 12/01/28
(e)
................ 379 304,808
Peloton Interactive, Inc., Term Loan, (6
Month CME Term SOFR + 6.50%),
11.76%
,
 05/25/27 ................ 103 100,659
405,467
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 6.63%
,
 11/08/27 . 802 797,248
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
6.38%
,
 02/22/28 ................. 472 464,023
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
8.88%
,
 02/04/27 ................. 571 502,453
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
7.00%, 07/03/28 ............... 742 739,370
Maravai Intermediate Holdings LLC, Term Loan
B, (3 Month CME Term SOFR + 3.00%),
6.96%
,
 10/19/27 ................. 363 356,136
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 11/15/28 ................. 693 666,255
3,525,485
Machinery — 0.4%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 9.57%
,
 08/17/26 584 550,741
Clark Equipment Co., Term Loan B, (3
Month CME Term SOFR + 2.50%),
7.18%
,
 04/20/29 ................. 174 171,677
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 7.50%
,
 05/14/28 71 69,928

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.38%, 03/31/25 ............... USD 360 $ 355,372
(LIBOR USD 1 Month + 3.50%),
7.88%, 10/21/28 ............... 356 349,012
Fluidra SA, Term Loan, (1 Month CME Term
SOFR + 2.00%), 6.42%
,
 01/29/29 ..... 120 113,640
Gardner Denver, Inc., Term Loan B2, (1
Month CME Term SOFR + 1.75%),
6.17%
,
 03/01/27 ................. 173 171,263
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 6.88%
,
 03/31/27 .... 438 428,347
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 738 687,584
Ingersoll-Rand Services Co., Term Loan B1,
(1 Month CME Term SOFR + 1.75%),
6.17%
,
 03/01/27 ................. 432 428,157
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 7.99%
,
 06/21/28 ..... 743 689,156
SPX Flow, Inc., Term Loan, (1 Month CME
Term SOFR + 4.50%), 8.92%
,
 04/05/29 .. 423 393,901
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. 520 499,432
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 7.12%
,
 03/02/27 .... 593 571,416
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.00%), 6.38%
,
 10/04/28 .... 184 183,449
5,663,075
Media — 0.3%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.25%),
7.88%
,
 03/03/25
(a)
................ 315 287,993
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(p)
............... 340 347,152
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 6.38%
,
 05/03/28
(a)
.... 217 211,674
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
6.14%
,
 04/30/25
(a)
................ 573 568,983
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 08/21/26
(a)
................ 757 687,806
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 12/17/26
(a)
................ 298 278,347
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
6.88%
,
 09/01/28
(a)
................ 295 286,026
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 6.82%
,
 04/15/27
(a)
.... 229 203,957
DirecTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 9.38%
,
 08/02/27
(a)
583 565,994
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.75%
,
 11/12/27
(a)
................ 290 277,232
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 7.13%
,
 01/07/28
(a)
133 128,816
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.64%
,
 12/01/23
(a)
................ 531 395,563
Security
Par (000)
Par (000) Value
Media (continued)
Sinclair Television Group, Inc., Term Loan
B4, (1 Month CME Term SOFR + 3.75%),
8.17%
,
 04/21/29
(a)
................ USD 225 $ 213,291
Voyage Digital Ltd., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
8.78%
,
 05/11/29
(a)(e)
............... 219 215,605
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
6.82%
,
 04/30/28
(a)
................ 147 143,400
4,811,839
Metals & Mining — 0.1%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 03/08/24
(a)
................ 1,166 873,054
Multiline Retail — 0.1%
New SK Holdco Sub LLC, Term Loan, (1
Month CME Term SOFR + 6.75%),
11.17%
,
 06/30/27
(a)
............... 1,530 1,316,100
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 12.94%
,
 11/01/25 ........... 244 257,176
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 12/21/28 ................. 602 570,758
M6 ETX Holdings II Midco LLC, Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.16%
,
 09/19/29 ................. 99 98,660
Medallion Midland Acquisition LLC, Term
Loan, (3 Month CME Term SOFR + 3.75%),
8.59%
,
 10/18/28 ................. 235 232,523
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
7.92%
,
 10/05/28 ................. 465 458,800
1,617,917
Personal Products — 0.3%
(a)
Rainbow Midco Ltd., Term Loan,
(EURIBOR 6 Month + 3.75%), 0.00% -
13.93%
,
 01/01/28
(e)
............... EUR 2,438 2,472,238
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 10/01/26 ................. USD 1,038 992,605
3,464,843
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 7.94% -
8.25%
,
 05/04/25 ................. 510 455,471
Bausch Health Cos., Inc., Term Loan, (1
Month CME Term SOFR + 5.25%),
9.67%
,
 02/01/27 ................. 286 216,641
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.12%
,
 08/01/27 579 555,336
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.88%
,
 05/05/28 502 496,956
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 7.75%
,
 06/02/28 ..... 360 355,956
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 11/18/27
(e)
................ 598 554,807
2,635,167

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.13%
,
 02/04/28 ..... USD 571 $ 565,114
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.94%
,
 06/02/28 876 728,054
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.64%
,
 02/06/26 ................. 140 138,310
Dun & Bradstreet Corp. (The), Term Loan
B2, (1 Month CME Term SOFR + 3.25%),
7.57%
,
 01/18/29 ................. 1,075 1,055,514
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3 Month CME Term SOFR +
4.25%), 8.93%
,
 06/22/29 ........... 180 175,113
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3 Month CME
Term SOFR + 4.25%), 8.93%
,
 06/22/29 .. 389 379,411
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1 Month CME Term SOFR + 4.75%),
9.07%
,
 04/29/29 ................. 550 496,372
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 6.13%
,
 11/16/26 .... 422 415,369
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 6.63%
,
 12/01/28 .... 469 463,380
4,416,637
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 08/21/25
(a)
................ 659 642,281
Road & Rail — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.75%),
8.49%
,
 04/06/28 ................. 282 258,431
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
6.14%
,
 08/06/27 ................. 243 234,691
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 6.73%
,
 12/30/26 144 142,907
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 8.23%
,
 02/25/27 859 857,134
1,493,163
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B,
08/17/29
(n)
..................... 220 216,975
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 7.40%
,
 12/02/28 ..... 191 187,136
404,111
Software — 0.9%
(a)
Applied Systems, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.75%),
11.33%
,
 09/17/27 ................ 469 463,724
Barracuda Parent LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
8.59%
,
 08/15/29 ................. 147 141,860
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/02/25 442 422,892
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
6.63%
,
 09/21/28 ................. 363 359,771
Security
Par (000)
Par (000) Value
Software (continued)
Central Parent, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 07/06/29 ................. USD 492 $ 486,967
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/08/28 370 347,534
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 10.38%
,
 10/08/29 206 171,592
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 10/16/28 ................. 319 283,685
Delta Topco, Inc., 1st Lien Term Loan, (3
Month CME Term SOFR + 3.75%),
8.15%
,
 12/01/27 ................. 260 239,122
Delta Topco, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 7.25%),
11.65%
,
 12/01/28 ................ 89 69,309
Genesys Cloud Services Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 12/01/27 ................. 705 675,421
Helios Software Holdings, Inc., Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.17%
,
 03/11/28 ................. 295 288,702
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.19%
,
 10/27/28 ..... 437 427,475
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28
(e)
197 192,620
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.17%
,
 07/27/28 ................. 318 270,370
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
12.67%
,
 07/27/29 ................ 593 464,265
McAfee Corp., Term Loan B1, (1 Month CME
Term SOFR + 3.75%), 7.97%
,
 03/01/29 .. 754 700,029
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
8.13%, 09/13/24 ............... 961 932,696
MH Sub I LLC, 2nd Lien Term Loan, (3
Month CME Term SOFR + 6.25%),
10.65%
,
 02/23/29 ................ 614 547,252
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 12/17/27 ................. 119 110,047
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 7.98%
,
 08/31/28 816 782,729
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 04/24/28 1,213 1,151,469
Severin Acquisition LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.00%),
7.09%
,
 08/01/25 ................. 434 430,385
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 8.23%
,
 10/07/27 .... 590 568,710
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 04/16/25 ................. 224 220,067
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 04/16/25 ................. 182 178,872
TIBCO Software, Inc., 1st Lien Term Loan
B, (3 Month CME Term SOFR + 4.50%),
9.18%
,
 03/30/29 ................. 867 773,006

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
8.03%, 05/04/26 ............... USD 304 $ 288,652
(LIBOR USD 1 Month + 3.75%),
8.13%, 05/04/26 ............... 234 225,138
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 389 356,095
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 07/20/28
(e)
................ 87 82,760
ZoomInfo LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 3.00%),
7.42%
,
 02/02/26 ................. 243 241,860
12,895,076
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 8.98%
,
 03/31/26 313 291,561
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1 Month CME Term SOFR
+ 4.00%), 8.50%
,
 05/04/28 .......... 518 493,403
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 02/11/28 ...... 550 537,528
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
6.88%, 10/20/28 ............... 121 111,062
(1 Month CME Term SOFR + 3.25%),
7.67%, 10/20/28 ............... 181 168,665
RVR Dealership Holdings LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.17%
,
 02/08/28 ................. 305 280,420
1,882,639
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
9.38%
,
 07/23/26
(a)
................ 266 176,351
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (6 Month CME Term
SOFR + 3.50%), 7.73%
,
 02/20/29
(a)
.... 309 302,691
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
6.63%
,
 05/19/28 ................. 289 286,233
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 6.89% - 7.42%
,
 07/27/28 580 571,437
SRS Distribution, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 06/02/28 ............... 373 355,538
(1 Month CME Term SOFR + 3.50%),
7.92%, 06/02/28 ............... 319 304,314
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 12.26%
,
 05/30/24
(e)
231 210,150
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 8.26%
,
 08/28/24 737 375,735
2,103,407
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 09/22/28 ................. 73 71,828
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 09/21/29 ................ 274 263,432
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
OLA Netherlands BV, Term Loan, (1
Month CME Term SOFR + 6.25%),
10.67%
,
 12/15/26
(e)
............... USD 181 $ 169,913
505,173
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/27/24 ................. 334 279,785
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.16%
,
 04/30/28 ................. 392 388,479
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.14%
,
 04/11/25 . 285 283,889
952,153
Total Floating Rate Loan Interests — 9.5%
(Cost: $142,641,196) ............................. 135,510,722
Foreign Agency Obligations
Chile — 0.1%
(h)
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27 ...................... 1,163 1,089,077
Empresa Nacional del Petroleo, 3.45%
,
09/16/31 ...................... 692 581,626
1,670,703
China — 0.1%
(h)
China Development Bank, 2.00%
,
02/16/27 . 300 274,140
Export-Import Bank of China (The), 3.38%
,
03/14/27 ...................... 300 287,694
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(i)
............................ 470 438,862
1,000,696
Colombia — 0.1%
Ecopetrol SA
6.88%, 04/29/30 ................. 1,284 1,162,020
5.88%, 05/28/45 ................. 190 132,204
1,294,224
Hong Kong — 0.0%
Airport Authority, 2.50%
,
01/12/32
(h)
....... 300 245,963
India — 0.1%
(h)
Export-Import Bank of India, 3.38%
,
08/05/26 400 374,804
Indian Railway Finance Corp. Ltd.
(h)
3.84%, 12/13/27 ................. 200 184,663
3.57%, 01/21/32 ................. 200 171,218
Oil India Ltd., 5.13%
,
02/04/29 .......... 200 191,662
Power Finance Corp. Ltd., 3.95%
,
04/23/30 . 300 261,525
1,183,872
Indonesia — 0.1%
Bank Mandiri Persero Tbk. PT, 3.75%
,
04/11/24
(h)
..................... 200 195,225
Pertamina Persero PT
(h)
4.30%, 05/20/23 ................. 569 563,373
2.30%, 02/09/31 ................. 716 576,459
4.70%, 07/30/49 ................. 550 443,884
4.18%, 01/21/50 ................. 200 151,475
1,930,416

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mexico — 0.0%
Petroleos Mexicanos
6.50%, 03/13/27 ................. USD 461 $ 418,934
5.35%, 02/12/28 ................. 140 117,740
536,674
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 678 554,816
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 858 782,657
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49
(h)
..................... 1,139 911,057
2,248,530
Peru — 0.1%
Petroleos del Peru SA, 4.75%
,
06/19/32
(h)
.. 843 643,588
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/29
(h)
................ 1,181 1,078,253
3.50%, 11/24/70
(b)
................ 760 511,955
1,590,208
South Korea — 0.3%
Export-Import Bank of Korea
3.63%, 11/27/23 ................. 1,300 1,285,388
0.63%, 06/29/24 ................. 1,000 937,920
Korea Development Bank (The), 3.75%
,
01/22/24 ...................... 1,000 986,750
Korea Electric Power Corp.
(h)
3.63%, 06/14/25 ................. 200 192,356
5.50%, 04/06/28 ................. 355 357,244
Korea Gas Corp., 1.13%
,
07/13/26
(h)
...... 500 434,937
4,194,595
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 2.00%
,
04/29/28
(b)
..................... 455 403,187
DP World Crescent Ltd., 3.75%
,
01/30/30
(h)
. 1,242 1,142,097
1,545,284
Total Foreign Agency Obligations — 1.3%
(Cost: $20,201,112) .............................. 18,084,753
Foreign Government Obligations
(a)(i)
China — 0.1%
People's Republic of China, 2.63%
,
11/02/27
(h)
500 467,835
India — 0.0%
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25
(h)
200 191,288
Indonesia — 0.4%
(h)
Bank Negara Indonesia Persero Tbk. PT, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.47%), 4.30%
(a)(i)
.... 350 274,788
Pelabuhan Indonesia Persero PT, 4.25%
,
05/05/25 ...................... 300 289,533
Perusahaan Listrik Negara PT
(h)
4.13%, 05/15/27 ................. 200 190,000
6.25%, 01/25/49 ................. 450 422,381
Perusahaan Penerbit SBSN Indonesia III
(h)
2.30%, 06/23/25 ................. 1,000 945,110
4.40%, 06/06/27 ................. 300 296,658
2.55%, 06/09/31 ................. 200 169,022
4.70%, 06/06/32 ................. 200 197,022
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 4.88%
,
07/17/49 300 235,275
Security
Par (000)
Par (000) Value
Indonesia (continued)
Republic of Indonesia
5.25%, 01/17/42
(h)
................ USD 1,400 $ 1,362,200
4.75%, 07/18/47
(h)
................ 1,400 1,268,904
5.45%, 09/20/52 ................. 225 221,650
5,872,543
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd., 3.08%
,
04/28/51
(h)
..................... 300 215,025
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(h)
..... 339 291,577
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(h)
860 344,095
Philippines — 0.1%
Republic of Philippines
5.17%, 10/13/27 ................. 500 511,305
1.95%, 01/06/32 ................. 200 162,022
3.70%, 03/01/41 ................. 900 733,599
1,406,926
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(d)(h)(m)
6.35%, 06/28/24 ................. 819 239,455
6.83%, 07/18/26 ................. 1,218 366,390
605,845
Total Foreign Government Obligations — 0.7%
(Cost: $11,916,605) .............................. 9,395,134
Shares
Shares
Investment Companies
(q)
iShares 0-5 Year High Yield Corporate Bond
ETF .......................... 530,200 21,679,878
iShares Floating Rate Bond ETF ........ 308,079 15,505,616
iShares iBoxx $ High Yield Corporate Bond
ETF .......................... 10,000 736,300
Total Investment Companies — 2.7%
(Cost: $41,055,191) .............................. 37,921,794
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (LIBOR USD
1 Month + 0.38%), 4.77%, 09/25/46
(a)
. 1,423 1,308,900
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,713 854,399
2,163,299
Commercial Mortgage-Backed Securities — 0.6%
BX Commercial Mortgage Trust, Series 2019-
XL, Class G, (1 Month CME Term SOFR +
2.41%), 6.75%, 10/15/36
(a)(b)
......... 2,550 2,440,856
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 763,742
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a)(b)
.... 1,000 758,783
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (LIBOR USD 1 Month + 0.00%),
3.53%, 10/10/34
(a)(b)
............... 990 884,047

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41
(a)(b)
..... USD 1,343 $ 902,463
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................... 160 135,210
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 2,152 1,902,039
Series 2019-3, Class M3, 3.38%, 10/25/49 652 559,568
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.50%,
09/15/58
(a)
..................... 1,000 907,657
9,254,365
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.12%, 08/15/57 .......... 25,358 1,254,532
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 193,473
1,448,005
Total Non-Agency Mortgage-Backed Securities — 0.9%
(Cost: $14,786,793) .............................. 12,865,669
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Lender Claim
(e)
............. 418 —
Industrial Conglomerates — 0.0%
Millennium Corp. Claim
(e)
.............. 393 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.4%
Banks — 0.7%
(a)(i)
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% ................. 4,130 3,597,726
JPMorgan Chase & Co.
Series FF, (SOFR 1 Day + 3.38%), 5.00% 125 114,366
Series HH, (SOFR 1 Day + 3.13%), 4.60% 124 109,275
PNC Financial Services Group, Inc. (The),
Series V, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.24%),
6.20% ........................ 175 171,019
SVB Financial Group, (US Treasury Yield Curve
Rate T Note Constant Maturity 10 Year +
3.06%), 4.10% .................. 9,298 5,321,443
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 132 115,535
9,429,364
Security
Par (000)
Par (000) Value
Capital Markets — 0.0%
(a)(i)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... USD 284 $ 226,476
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 87 79,169
305,645
Consumer Finance — 0.3%
(a)(i)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 7,350 4,915,312
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 61 51,629
4,966,941
Electric Utilities — 0.3%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(i)
............ 4,906 4,015,021
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(i)
..................... 169 153,779
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13%
(a)(i)
............ 2,070 1,728,450
Total Capital Trusts — 1.4%
(Cost: $26,583,559) .............................. 20,599,200
Shares
Shares
Preferred Stocks — 0.0%
Thrifts & Mortgage Finance — 0.0%
CF-B L2 (D) LLC (Acquired 04/08/15-12/15/15,
cost $56,330)
(d)(f)
................. 57,545 955
Total Preferred Stocks — 0.0%
(Cost: $56,330) ................................ 955
Total Preferred Securities — 1.4%
(Cost: $26,639,889) .............................. 20,600,155
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2018-DNA1,
Class B1, (LIBOR USD 1 Month + 3.15%),
7.54%, 07/25/30
(a)
................ 1,500 1,512,816
Mortgage-Backed Securities — 24.7%
Uniform Mortgage-Backed Securities,
3.50%, 01/25/53 ................. 387,000 351,513,153
Total U.S. Government Sponsored Agency Securities — 24.8%
(Cost: $361,486,602) ............................. 353,025,969

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.50%, 02/29/24 ................. USD 22,334 $ 21,527,882
3.25%, 08/31/24
(s)
................ 90,480 88,592,643
Total U.S. Treasury Obligations — 7.7%
(Cost: $111,903,167) ............................. 110,120,525
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 share for 1 warrant,
Expires 06/30/27, Strike Price USD 1.00)
(d)(e)
1,799 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 495 6,237
Total Warrants — 0.0%
(Cost: $—) .................................... 6,237
Total Long-Term Investments — 111.3%
(Cost: $1,697,347,010) ........................... 1,585,775,796
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(q)(t)
................. 153,870,826 $ 153,870,826
Total Short-Term Securities — 10.8%
(Cost: $153,870,826) ............................. 153,870,826
Total Options Purchased — 0.0%
(Cost: $570,343) ................................ 427,224
Total Investments Before Options Written — 122.1%
(Cost: $1,851,788,179 ) ........................... 1,740,073,846
Total Options Written — (0.0)%
(Premium Received — $(180,875)) ................... (88,702)
Total Investments Net of Options Written — 122.1%
(Cost: $1,851,607,304 ) ........................... 1,739,985,144
Liabilities in Excess of Other Assets — (22.1)% ........... (314,657,831)
Net Assets — 100.0% ..............................
$ 1,425,327,313
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $136,121, representing less than 0.05% of its net assets as of period end, and an original cost of $332,657.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Perpetual security with no stated maturity date.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
Fixed rate.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Annualized 7-day yield as of period end.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 101,941,923 $ 51,928,903
(a)
$ — $ — $ — $ 153,870,826 153,870,826 $ 777,393 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 21,176,188 — — — 503,690 21,679,878 530,200 427,552 —
iShares Floating Rate Bond ETF 15,487,132 — — — 18,484 15,505,616 308,079 211,977 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 2,532,516 (1,842,312) 36,196 9,900 736,300 10,000 15,935 —
$ 36,196 $ 532,074 $ 191,792,620 $ 1,432,857 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 657 03/22/23 $ 73,676 $ (422,575)
U.S. Treasury Long Bond .................................................... 633 03/22/23 78,927 (505,150)
U.S. Treasury Ultra Bond .................................................... 152 03/22/23 20,297 (117,779)
U.S. Treasury 2 Year Note .................................................... 2,135 03/31/23 437,675 (1,453,379)
U.S. Treasury 5 Year Note .................................................... 1,093 03/31/23 117,856 (474,398)
(2,973,281)
Short Contracts
S&P 500 E-Mini Index ...................................................... 2 03/17/23 386 16,415
U.S. Treasury 10 Year Note ................................................... 4,756 03/22/23 533,341 5,029,151
U.S. Treasury 10 Year Ultra Note ............................................... 657 03/22/23 77,454 1,417,508
U.S. Treasury Long Bond .................................................... 1,101 03/22/23 137,281 2,478,968
U.S. Treasury Ultra Bond .................................................... 450 03/22/23 60,089 2,535,438
U.S. Treasury 5 Year Note .................................................... 254 03/31/23 27,388 73,679
11,551,159
$ 8,577,878
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 129,000 USD 137,765 JPMorgan Chase Bank NA 01/13/23 $ 412
USD 209,098 GBP 170,000 UBS AG 01/13/23 3,526
3,938
USD 10,730 CHF 10,000 Standard Chartered Bank 01/13/23 (96)
USD 7,262,309 EUR 6,866,000 Standard Chartered Bank 01/13/23 (92,130)
USD 377,313 EUR 353,000 Bank of America NA 03/15/23 (2,387)
(94,613)
$ (90,675)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares China Large-Cap ETF ................... 6,509 02/17/23 USD 32.00 USD 18,420 $ 305,923
Put
SPDR S&P 500 ETF Trust ...................... 202 01/20/23 USD 380.00 USD 7,725 121,301
$ 427,224

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares China Large-Cap ETF .................... 6,509 02/17/23 USD 36.00 USD 18,420 $ (61,836)
Put
SPDR S&P 500 ETF Trust ....................... 202 01/20/23 USD 360.00 USD 7,725 (26,866)
$ (88,702)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.80% Annual 01/04/23
(a)
01/04/25 USD 540,000 $ (6,549,226) $ — $ (6,549,226)
(a)
Forward swap.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 30 $ (338) $ (446) $ 108
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06%

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 200,632,212 $ — $ 200,632,212
Common Stocks
Building Products ....................................... 3,576 — — 3,576
Chemicals ............................................ 121,074 — — 121,074
Commercial Services & Supplies ............................. — — 270 270
Construction & Engineering ................................ — 15,467 — 15,467
Electrical Equipment ..................................... — 135,166 — 135,166
Hotels, Restaurants & Leisure .............................. — — — —
IT Services ........................................... 50,201 — — 50,201
Machinery ............................................ — 141 — 141
Marine .............................................. — — — —
Media ............................................... 7,932 — — 7,932
Metals & Mining ........................................ 93,800 — — 93,800
Oil, Gas & Consumable Fuels ............................... 70,589 — — 70,589
Professional Services .................................... — 288,131 — 288,131
Software ............................................. 49,247 — — 49,247
Corporate Bonds
Aerospace & Defense .................................... — 8,706,374 — 8,706,374
Airlines .............................................. — 4,596,209 — 4,596,209
Auto Components ...................................... — 8,160,920 — 8,160,920
Automobiles .......................................... — 7,485,862 — 7,485,862
Banks ............................................... — 177,108,110 — 177,108,110
Beverages ........................................... — 5,066,958 — 5,066,958
Building Products ....................................... — 1,817,557 — 1,817,557
Capital Markets ........................................ — 42,067,257 — 42,067,257
Chemicals ............................................ — 11,133,737 — 11,133,737
Commercial Services & Supplies ............................. — 7,562,208 — 7,562,208
Communications Equipment ................................ — 1,610,571 — 1,610,571
Construction & Engineering ................................ — 1,351,748 — 1,351,748
Construction Materials .................................... — 1,563,105 — 1,563,105
Consumer Finance ...................................... — 14,587,851 — 14,587,851
Containers & Packaging .................................. — 4,349,092 — 4,349,092
Distributors ........................................... — 180,964 — 180,964
Diversified Consumer Services .............................. — 1,180,579 — 1,180,579
Diversified Financial Services ............................... — 7,526,110 — 7,526,110
Diversified Telecommunication Services ........................ — 27,284,348 — 27,284,348
Electric Utilities ........................................ — 15,760,330 — 15,760,330
Electrical Equipment ..................................... — 1,108,665 — 1,108,665
Electronic Equipment, Instruments & Components ................. — 996,812 — 996,812
Energy Equipment & Services .............................. — 2,663,900 — 2,663,900
Entertainment ......................................... — 1,751,051 — 1,751,051
Equity Real Estate Investment Trusts (REITs) .................... — 37,148,950 — 37,148,950
Food & Staples Retailing .................................. — 2,340,872 — 2,340,872
Food Products ......................................... — 7,741,411 — 7,741,411
Gas Utilities ........................................... — 92,648 — 92,648
Health Care Equipment & Supplies ........................... — 1,446,806 — 1,446,806
Health Care Providers & Services ............................ — 24,205,867 — 24,205,867
Hotels, Restaurants & Leisure .............................. — 14,898,306 — 14,898,306
Household Durables ..................................... — 8,271,923 — 8,271,923
Household Products ..................................... — 101,740 — 101,740
Independent Power and Renewable Electricity Producers ............ — 2,578,407 — 2,578,407
Industrial Conglomerates .................................. — 276,045 — 276,045
Insurance ............................................ — 7,871,274 — 7,871,274
Interactive Media & Services ............................... — 5,022,699 — 5,022,699
Internet & Direct Marketing Retail ............................ — 2,517,507 — 2,517,507
Fair Value Hierarchy as of Period End (continued)

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 14,655,496 $ — $ 14,655,496
Leisure Products ....................................... — 141,541 — 141,541
Life Sciences Tools & Services .............................. — 424,244 — 424,244
Machinery ............................................ — 4,522,142 — 4,522,142
Marine .............................................. — 480,393 — 480,393
Media ............................................... — 22,689,653 — 22,689,653
Metals & Mining ........................................ — 11,656,930 — 11,656,930
Mortgage Real Estate Investment Trusts (REITs) .................. — 49,879 — 49,879
Multiline Retail ......................................... — 52,487 — 52,487
Multi-Utilities .......................................... — 3,733,504 — 3,733,504
Oil, Gas & Consumable Fuels ............................... — 59,455,828 — 59,455,828
Paper & Forest Products .................................. — 1,064,466 — 1,064,466
Personal Products ...................................... — 73,053 — 73,053
Pharmaceuticals ....................................... — 1,540,512 — 1,540,512
Professional Services .................................... — 1,017,185 — 1,017,185
Real Estate Management & Development ....................... — 15,106,572 — 15,106,572
Road & Rail ........................................... — 2,688,319 — 2,688,319
Semiconductors & Semiconductor Equipment .................... — 15,133,854 — 15,133,854
Software ............................................. — 19,302,619 — 19,302,619
Specialty Retail ........................................ — 12,570,073 — 12,570,073
Technology Hardware, Storage & Peripherals .................... — 188,033 — 188,033
Textiles, Apparel & Luxury Goods ............................ — 1,248,103 — 1,248,103
Thrifts & Mortgage Finance ................................ — 931,877 — 931,877
Tobacco ............................................. — 18,443,890 — 18,443,890
Trading Companies & Distributors ............................ — 3,193,400 — 3,193,400
Transportation Infrastructure ............................... — 1,135,140 — 1,135,140
Water Utilities ......................................... — 593,668 — 593,668
Wireless Telecommunication Services ......................... — 4,549,398 — 4,549,398
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,574,484 — 3,574,484
Airlines .............................................. — 3,948,222 — 3,948,222
Auto Components ...................................... — 712,556 — 712,556
Automobiles .......................................... — 285,533 — 285,533
Beverages ........................................... — 1,231,391 — 1,231,391
Building Products ....................................... — 1,712,800 — 1,712,800
Capital Markets ........................................ — 3,100,194 — 3,100,194
Chemicals ............................................ — 4,667,137 — 4,667,137
Commercial Services & Supplies ............................. — 3,188,443 419,085 3,607,528
Communications Equipment ................................ — 464,902 — 464,902
Construction & Engineering ................................ — 1,171,807 — 1,171,807
Construction Materials .................................... — 1,595,095 — 1,595,095
Containers & Packaging .................................. — 2,689,004 — 2,689,004
Distributors ........................................... — 388,162 — 388,162
Diversified Consumer Services .............................. — 3,394,174 — 3,394,174
Diversified Financial Services ............................... — 3,381,857 — 3,381,857
Diversified Telecommunication Services ........................ — 4,708,043 — 4,708,043
Electric Utilities ........................................ — 575,491 — 575,491
Electrical Equipment ..................................... — 819,399 — 819,399
Electronic Equipment, Instruments & Components ................. — 307,718 — 307,718
Energy Equipment & Services .............................. — 61,278 10,728 72,006
Entertainment ......................................... — 4,360,066 361,635 4,721,701
Equity Real Estate Investment Trusts (REITs) .................... — 319,340 — 319,340
Food & Staples Retailing .................................. — 397,738 — 397,738
Food Products ......................................... — 4,161,703 — 4,161,703
Health Care Equipment & Supplies ........................... — 2,194,164 — 2,194,164
Health Care Providers & Services ............................ — 4,590,403 — 4,590,403
Health Care Technology .................................. — 1,769,413 — 1,769,413
Hotels, Restaurants & Leisure .............................. — 7,733,195 — 7,733,195
Household Durables ..................................... — 1,711,409 279,135 1,990,544
Household Products ..................................... — 500,627 — 500,627
Independent Power and Renewable Electricity Producers ............ — 356,538 — 356,538
Insurance ............................................ — 6,318,870 — 6,318,870
Interactive Media & Services ............................... — 2,356,517 — 2,356,517
Internet & Direct Marketing Retail ............................ — 337,336 463,533 800,869
Fair Value Hierarchy as of Period End (continued)

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 4,804,968 $ — $ 4,804,968
Leisure Products ....................................... — 100,659 304,808 405,467
Life Sciences Tools & Services .............................. — 3,525,485 — 3,525,485
Machinery ............................................ — 5,663,075 — 5,663,075
Media ............................................... — 4,596,234 215,605 4,811,839
Metals & Mining ........................................ — 873,054 — 873,054
Multiline Retail ......................................... — 1,316,100 — 1,316,100
Oil, Gas & Consumable Fuels ............................... — 1,617,917 — 1,617,917
Personal Products ...................................... — 992,605 2,472,238 3,464,843
Pharmaceuticals ....................................... — 2,080,360 554,807 2,635,167
Professional Services .................................... — 4,416,637 — 4,416,637
Real Estate Management & Development ....................... — 642,281 — 642,281
Road & Rail ........................................... — 1,493,163 — 1,493,163
Semiconductors & Semiconductor Equipment .................... — 404,111 — 404,111
Software ............................................. — 12,619,696 275,380 12,895,076
Specialty Retail ........................................ — 1,882,639 — 1,882,639
Technology Hardware, Storage & Peripherals .................... — 176,351 — 176,351
Textiles, Apparel & Luxury Goods ............................ — 302,691 — 302,691
Trading Companies & Distributors ............................ — 1,893,257 210,150 2,103,407
Transportation Infrastructure ............................... — 335,260 169,913 505,173
Wireless Telecommunication Services ......................... — 952,153 — 952,153
Foreign Agency Obligations ................................. — 18,084,753 — 18,084,753
Foreign Government Obligations .............................. — 9,395,134 — 9,395,134
Investment Companies .................................... 37,921,794 — — 37,921,794
Non-Agency Mortgage-Backed Securities ........................ — 12,865,669 — 12,865,669
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 20,599,200 — 20,599,200
U.S. Government Sponsored Agency Securities .................... — 353,025,969 — 353,025,969
U.S. Treasury Obligations ................................... — 110,120,525 — 110,120,525
Warrants .............................................. 6,237 — — 6,237
Short-Term Securities
Money Market Funds ...................................... 153,870,826 — — 153,870,826
Options Purchased
Equity contracts .......................................... 427,224 — — 427,224
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (8,738) — (8,738)
$ 192,622,500 $ 1,541,704,366 $ 5,737,287 $ 1,740,064,153
Investments Valued at NAV
(b)
..................................... 955
$ —
$ 1,740,065,108
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 108 $ — $ 108
Equity contracts ........................................... 16,415 — — 16,415
Foreign currency exchange contracts ............................ — 3,938 — 3,938
Interest rate contracts ....................................... 11,534,744 — — 11,534,744
Liabilities
Equity contracts ........................................... (88,702) — — (88,702)
Foreign currency exchange contracts ............................ — (94,613) — (94,613)
Interest rate contracts ....................................... (2,973,281) (6,549,226) — (9,522,507)
$ 8,489,176 $ (6,639,793) $ — $ 1,849,383
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts